       As filed with the Securities and Exchange Commission on April 14, 1999.
                                                               File No. 33-83652

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                          POST-EFFECTIVE AMENDMENT NO. 6 TO
                                       FORM S-6

                 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
                  SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                     FORM N-8B-2

A.   Exact name of trust:  Separate Account Five

B.   Name of depositor:  Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty, Esq.
     Hartford Life Insurance Companies
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     ---------
        X      on May 3, 1999 pursuant to paragraph (b) of Rule 485
     ---------
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---------
               on __________, 1999 pursuant to paragraph (a)(1) of Rule 485
     ---------
               this post-effective amendment designates a new effective date for
     --------- a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                            RECONCILIATION AND TIE BETWEEN
                              FORM N-8B-2 AND PROSPECTUS


         Item No. of Form N-8B-2                  Caption In Prospectus
         -----------------------                  ---------------------
                   1.                    Cover Page
                   2.                    Cover Page
                   3.                    Not Applicable
                   4. Statement of Additional Information - Distribution of the Policies
                   5.                    About Us - Separate Account Five
                   6.                    About Us - Separate Account Five
                   7.                    Not required by Form S-6
                   8.                    Not required by Form S-6
                   9.                    Legal Proceedings
                   10.                   About Us - Separate Account Five; The
                                         Funds
                   11.                   About Us - Separate Account Five; The
                                         Funds
                   12.                   About Us - The Funds
                   13.                   Fee Table;  Charges and Deductions
                   14.                   Premiums
                   15.                   Premiums
                   16.                   Premiums
                   17.                   Making Withdrawals From Your Policy
                   18.                   About Us - The Funds; Charges and
                                         Deductions
                   19.                   Your Policy - Policy Rights
                   20.                   Not Applicable
                   21.                   Loans
                   22.                   Not Applicable
                   23.                   Not Applicable
                   24.                   Not Applicable
                   25.                   About Us - Hartford Life and Annuity
                                         Insurance Company
                   26.                   Not Applicable
                   27.                   About Us - Hartford Life and Annuity
                                         Insurance Company
                   28. Statement of Additional Information - General Information and History
                   29.                   About Us - Hartford Life Insurance and
                                         Annuity Company
                   30.                   Not Applicable
                   31.                   Not Applicable

         Item No. of Form N-8B-2                  Caption In Prospectus
         -----------------------                  ---------------------
                   32.                   Not Applicable
                   33.                   Not Applicable
                   34.                   Not Applicable
                   35. Statement of Additional Information - Distribution of the Policies
                   36.                   Not required by Form S-6
                   37.                   Not Applicable
                   38. Statement of Additional Information - Distribution of the Policies
                   39. Statement of Additional Information - Distribution of the Policies
                   40.                   Not Applicable
                   41. Statement of Additional Information - Distribution of the Policies
                   42.                   Not Applicable
                   43.                   Not Applicable
                   44.                   Premiums
                   45.                   Not Applicable
                   46.                   Premiums; Making Withdrawals From Your
                                         Policy
                   47.                   About Us - The Funds
                   48. Cover Page; About Us - Hartford Life and Annuity Insurance Company
                   49.                   Not Applicable
                   50.                   About Us - Separate Account Five
                   51.                   Not Applicable
                   52.                   About Us - The Funds
                   53.                   Federal Tax Considerations
                   54.                   Not Applicable
                   55.                   Not Applicable
                   56.                   Not Required by Form S-6
                   57.                   Not Required by Form S-6
                   58.                   Not Required by Form S-6
                   59.                   Not Required by Form S-6

                                    PART A

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
PUTNAM CAPITAL MANAGER VARIABLE LIFE
MODIFIED SINGLE PREMIUM
VARIABLE LIFE INSURANCE POLICIES



P.O. Box 2999
Hartford, Connecticut 06104-2999
Telephone: 1-800-231-5453


--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase Putnam Capital Manager Variable Life. Please read it carefully.



Putnam Capital Manager Variable Life is a modified single premium variable life insurance policy. It is:



X Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.



X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.



At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.



The following Sub-Accounts are available under the Policy:



- Putnam Asia Pacific Growth Sub-Account which purchases Class IA shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust



- Putnam Diversified Income Sub-Account which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust



- Putnam The George Putnam Fund of Boston Sub-Account which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust



- Putnam Global Asset Allocation Sub-Account which purchases Class IA shares of of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust



- Putnam Global Growth Sub-Account which purchases Class IA shares of Putnam VT Global Growth Fund of Putnam Variable Trust



- Putnam Growth and Income Sub-Account which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust



- Putnam Health Sciences Sub-Account which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust



- Putnam High Yield Sub-Account which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust



- Putnam Income Sub-Account (formerly Putnam U.S. Government and High Quality Bond Sub-Account) which purchases Class IA shares of Putnam VT Income Fund (formerly Putnam VT U.S. Government and High Quality Bond Fund) of Putnam Variable Trust



- Putnam International Growth Sub-Account which purchases Class IA shares of Putnam VT International Growth Fund of Putnam Variable Trust



- Putnam International Growth and Income Sub-Account which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust



- Putnam International New Opportunities Sub-Account which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust


                            1     - PROSPECTUS

- Putnam Investors Sub-Account which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust



- Putnam Money Market Sub-Account which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust



- Putnam New Opportunities Sub-Account which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust



- Putnam New Value Sub-Account which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust



- Putnam OTC & Emerging Growth Sub-Account which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust



- Putnam Research Sub-Account which purchases Class IA shares of Putnam VT Research Fund of Putnam Variable Trust



- Putnam Utilities Growth and Income Sub-Account which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust



- Putnam Vista Sub-Account which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust



- Putnam Voyager Sub-Account which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust



If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.



You can call us at 1-800-231-5453 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.



We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's web site at http://www.sec.gov.



This life insurance policy IS NOT:



- a bank deposit or obligation



- federally insured



- endorsed by any bank or governmental agency



- available for sale in all states



Prospectus Dated: May 3, 1999


                            2     - PROSPECTUS

TABLE OF CONTENTS

      -------------------------------------------------------------------

                                                                         Page
 ----------------------------------------------------------------------------
    Summary of Benefits and Risks                                          4
 ----------------------------------------------------------------------------
    Fee Table                                                              5
 ----------------------------------------------------------------------------
    About Us                                                               7
 ----------------------------------------------------------------------------
       Hartford Life and Annuity Insurance Company                         7
 ----------------------------------------------------------------------------
       Separate Account Five                                               7
 ----------------------------------------------------------------------------
       The Funds                                                           7
 ----------------------------------------------------------------------------
    Charges and Deductions                                                 9
 ----------------------------------------------------------------------------
    Your Policy                                                           11
 ----------------------------------------------------------------------------
    Premiums                                                              12
 ----------------------------------------------------------------------------

                                                                         Page
 ----------------------------------------------------------------------------

    Death Benefits and Policy Values                                      14
 ----------------------------------------------------------------------------
    Making Withdrawals From Your Policy                                   15
 ----------------------------------------------------------------------------
    Loans                                                                 16
 ----------------------------------------------------------------------------
    Lapse and Reinstatement                                               17
 ----------------------------------------------------------------------------
    Federal Tax Considerations                                            17
 ----------------------------------------------------------------------------
    Legal Proceedings                                                     20
 ----------------------------------------------------------------------------
    Other Matters                                                         21
 ----------------------------------------------------------------------------
    Glossary of Special Terms                                             23
 ----------------------------------------------------------------------------


                            3     - PROSPECTUS

SUMMARY OF BENEFITS AND RISKS

      -------------------------------------------------------------------


BENEFITS OF YOUR POLICY


FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.



RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period maybe provided in certain states.



CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.



DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.



INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.



SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)



LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.



SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.



WHAT DOES YOUR PREMIUM PAYMENT PAY FOR?


Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.



RISKS OF YOUR POLICY


INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.



UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need your premium payment in a short time.



RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.



LOANS -- Taking a loan from your policy may increase the risk that your policy will teminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.



SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.



TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.



ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.


                            4     - PROSPECTUS

FEE TABLE
      -------------------------------------------------------------------

The following tables describes the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES


                                                                                        Policies from Which Charge is
       Charge            When Charge is Deducted              Amount Deducted                      Deducted
----------------------------------------------------------------------------------------------------------------------

Surrender Charges     When you fully or partially     A percentage of the amount        All, if the surrender is
                      surrender your policy.          surrendered, not to exceed the    subject to a charge.
                                                      premium payments, depending on
                                                      the Policy Year, in which the
                                                      premium payment was made.
                                                      The percentage is as follows:
                                                        Policy Year      Percentage
                                                      ---------------  ---------------
                                                             1               7.5%
                                                             2               7.5%
                                                             3               7.5%
                                                             4                 6%
                                                             5                 6%
                                                             6                 4%
                                                             7                 4%
                                                             8                 2%
                                                             9                 2%
                                                            10+                0%
----------------------------------------------------------------------------------------------------------------------
Unamortized Tax       Upon surrender or partial       A percentage of the Account       All
Charge                surrender of the policy.        Value depending on the Policy
                                                      Year the surrender takes place.
                                                      The percentage is as follows:
                                                        Policy Year      Percentage
                                                      ---------------  ---------------
                                                             1              2.25%
                                                             2              2.00%
                                                             3              1.75%
                                                             4              1.50%
                                                             5              1.25%
                                                             6              1.00%
                                                             7              0.75%
                                                             8              0.50%
                                                             9              0.25%
                                                            10+             0.00%
----------------------------------------------------------------------------------------------------------------------


                            5     - PROSPECTUS

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


                                                                                             Policies from Which Charge is
       Charge              When Charge is Deducted                Amount Deducted                       Deducted
----------------------------------------------------------------------------------------------------------------------------

Cost of Insurance     Monthly.                           Individualized depending on age,   All
Charges                                                  sex and other factors.
----------------------------------------------------------------------------------------------------------------------------
Mortality and         Monthly.                           .90% (annualized) of Sub-Account   All
Expense Risk Charge                                      Value
----------------------------------------------------------------------------------------------------------------------------
Tax Expense Charge    Monthly.                           .40% (annualized) of Account       All
                                                         Value for Policy Years 1-10
----------------------------------------------------------------------------------------------------------------------------
Annual Maintenance    On Policy Anniversary Date or      $30.00                             Only policies with an Account
Fee                   upon surrender of the policy.                                         Value of less than $50,000 on
                                                                                            the Policy Anniversary Date or
                                                                                            date of surrender.
----------------------------------------------------------------------------------------------------------------------------
Administrative        Monthly.                           .40% (annualized) of Sub-Account   All
Charge                                                   Value
----------------------------------------------------------------------------------------------------------------------------


The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

ANNUAL FUND OPERATING EXPENSES


                                                                                             Policies from Which Charge is
        Charge              When Charge is Deducted         Amount Deducted (annualized)                Deducted
----------------------------------------------------------------------------------------------------------------------------
Management Fees         Daily net asset values of a Fund          0.450% - 1.200%           All policies, but deductions
                        reflect Management Fees already                                     only from underlying Funds
                        deducted from assets of the                                         selected by you.
                        Fund.
----------------------------------------------------------------------------------------------------------------------------
Other Expenses          Daily net asset values of a Fund          0.040% - 0.480%           All policies, but deductions
                        reflect Other Expenses already                                      only from underlying Funds
                        deducted from the assets of the                                     selected by you.
                        Fund.
----------------------------------------------------------------------------------------------------------------------------
Total Fund Annual       Daily net asset values of a Fund          0.500% - 1.620%           All policies, but deductions
Expenses                reflect Total Fund Annual                                           only from underlying Funds
                        Operating Expenses already                                          selected by you.
                        deducted from assets of the
                        Fund.
----------------------------------------------------------------------------------------------------------------------------


                            6     - PROSPECTUS

ABOUT US

      -------------------------------------------------------------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                               HARTFORD'S RATINGS



                    Effective
                     Date of
Rating Agency        Rating         Rating       Basis of Rating
-------------------------------------------------------------------
A.M. Best and                                  Financial
Company, Inc.          1/1/99         A+       performance
-------------------------------------------------------------------
Standard &                                     Insurer financial
Poor's                 6/1/98         AA       strength
-------------------------------------------------------------------
                                               Claims paying
Duff & Phelps        12/21/98        AA+       ability
-------------------------------------------------------------------



SEPARATE ACCOUNT FIVE


The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on August 17, 1994 under the laws of Connecticut.



THE FUNDS


The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



The investment goals of each of the Funds are as follows:



PUTNAM VT ASIA PACIFIC GROWTH FUND Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.



PUTNAM VT DIVERSIFIED INCOME FUND Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.



PUTNAM VT GLOBAL GROWTH FUND Seeks capital appreciation through a globally diversified portfolio of common stocks.



PUTNAM VT GROWTH AND INCOME FUND Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.



PUTNAM VT HEALTH SCIENCES FUND Seeks capital appreciation by investing primarily in common stocks and other securities of companies in the health sciences industries.



PUTNAM VT HIGH YIELD FUND Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.



PUTNAM VT INCOME FUND (formerly Putnam VT U.S. Government and High Quality Bond
Fund) Seeks high current income consistent with what Putnam Management


                            7     - PROSPECTUS
believes to be prudent risk. The Fund will normally invest mostly in bonds and other debt securities, and, to a lesser degree, in preferred stocks.



PUTNAM VT INTERNATIONAL GROWTH FUND Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that Putnam Management believes offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that Putnam Management believes offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.



PUTNAM VT INVESTORS FUND Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.



PUTNAM VT MONEY MARKET FUND Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.



PUTNAM VT NEW OPPORTUNITIES FUND Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.



PUTNAM VT NEW VALUE FUND Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.



PUTNAM VT OTC & EMERGING GROWTH FUND Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.



PUTNAM VT RESEARCH FUND Seeks capital appreciation. The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.



PUTNAM VT VISTA FUND Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.



PUTNAM VT VOYAGER FUND Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.



The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.


                            8     - PROSPECTUS

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:



- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.



- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.



- Arrange for the handling and tallying of proxies received from policy owners.



- Vote all Fund shares attributable to your policy according to instructions received from you, and



- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.



If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.



CHARGES AND DEDUCTIONS

      -------------------------------------------------------------------


The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").



Deductions are taken from premium payments before allocations to the Sub-Accounts are made.



Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.



Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement".



The deductions and charges associated with your policy are listed below.



COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.



Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Face Amount minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.



EXAMPLE:


Face Amount = $100,000


Account Value on the Monthly Activity Date = $30,000


Insured's attained age = 40


Minimum Coverage Amount percentage for age 40 = 150%



On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.


                            9     - PROSPECTUS

Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $75,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Policy Month is $75,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)



Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.



MORTALITY AND EXPENSE RISK CHARGE: For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value a charge equal to an annual rate of 0.90%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:



MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.



EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.



We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.



TAX EXPENSE CHARGE: During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:



(1) Premium taxes imposed by various states and local jurisdictions.



A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.



(2) The cost of the capitalization of certain policy acquisition expenses under
    Section 848 of the Internal Revenue Code.



During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.



UNAMORTIZED TAX CHARGE: During the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:



 Policy
  Year       Rate
---------  ---------
    1          2.25%
    2          2.00%
    3          1.75%
    4          1.50%
    5          1.25%
    6          1.00%
    7          0.75%
    8          0.50%
    9          0.25%
   10+         0.00%



After the ninth Policy Year, no Unamortized Tax charge will be imposed.



ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.



ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.



SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:



X For less than three years, the charge is 7.5%.



X For more than three years and less than five years, the charge is 6%.



X For more than five years and less than seven years, the charge is 4%.



X For more than seven years and less than nine years, the charge is 2%.


                            10    - PROSPECTUS

X For more than nine years, the charge is 0%.



In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.



The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.



CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.



YOUR POLICY

      -------------------------------------------------------------------


POLICY RIGHTS



POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.



BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.



ASSIGNMENT



You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.



STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:



(a) the current Account Value, Cash Surrender Value and Face Amount;



(b) the premiums paid, monthly deduction amounts and any loans since your last statement;



(c) the amount of any Indebtedness;



(d) any notifications required by the provisions of your policy; and



(e) any other information required by the Insurance Department of the state where your policy was delivered.



LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.



MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.



POLICY LIMITATIONS


DIVIDENDS -- No dividends will be paid under the policy.



TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.



Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.


                            11    - PROSPECTUS

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.



CHANGES TO POLICY OR SEPARATE ACCOUNT


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.



We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.



In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.



OTHER BENEFITS OF YOUR POLICY


LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.



1. The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."



2. To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.



3. For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.



4. The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.



5. The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.



6. Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."



PREMIUMS

      -------------------------------------------------------------------


APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.



Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").



If your Coverage Amount is over then current limits established by us, we will not accept your initial premium


                            12    - PROSPECTUS
payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.



PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).



UNDERWRITING RULES OF YOUR POLICY


- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards.



- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.



Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.



ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Putnam Money Market Sub-Account.



We will then allocate the Account Value in the Putnam Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.



ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.



ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.



The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:



- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by



- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.



You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.



All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.



ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.



The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts.



SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:



(a) the New York Stock Exchange is closed;



(b) trading on the New York Stock Exchange is restricted by the SEC;



(c) the SEC permits and orders postponement; or


                            13    - PROSPECTUS

(d) the SEC determines that an emergency exists to restrict valuation.



DEATH BENEFITS AND POLICY VALUES

      -------------------------------------------------------------------


DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.



We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.



The Death Benefit equals the greater of:



(1) the Face Amount; or



(2) the Account Value multiplied by a specified percentage.



The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:



EXAMPLES:                           A          B
----------------------------------------------------
Face Amount:                    $ 100,000  $ 100,000
Insured's Age:                     40         40
Account Value on Date of
Death:                          $  46,500  $  34,000
Specified Percentage              250%       250%



In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.



In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).



DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.



All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.



SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under the your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.



The following settlement options are available under your policy:



OPTION 1 -- INTEREST INCOME This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.



OPTION 2 -- LIFE ANNUITY Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.



OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's


                            14    - PROSPECTUS
death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.



OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.



Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.



OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.



VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.



VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.



We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.



The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.



Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.



FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.



Hartford will make any other arrangements for income payments as may be agreed on.



BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."



CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.



MAKING WITHDRAWALS FROM YOUR POLICY

      -------------------------------------------------------------------


SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We


                            15    - PROSPECTUS
pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".



If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.



PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".



RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.



RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.



LOANS

      -------------------------------------------------------------------


AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.



The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.



Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.



If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."



PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."


                            16    - PROSPECTUS

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the -Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.



EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations".



CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.



POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.



LAPSE AND REINSTATEMENT

      -------------------------------------------------------------------


LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.



GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.



The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See " Death Benefits and Policy Values."



REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.



The Account Value on the reinstatement date will reflect:



(a) the Cash Value at the time of termination; plus



(b) Net Premiums derived from premiums paid at the time of reinstatement; minus



(c) the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus



(d) the Surrender Charge at the time of reinstatement.



The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.



FEDERAL TAX CONSIDERATIONS

      -------------------------------------------------------------------


GENERAL


Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.



Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not


                            17    - PROSPECTUS
discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.



Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.



INCOME TAXATION OF POLICY BENEFITS


For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.



The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



LAST SURVIVOR POLICIES


Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.



MODIFIED ENDOWMENT CONTRACTS


A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid.



A contract that is classified as modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.



All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.



ESTATE AND GENERATION SKIPPING TAXES


When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of


                            18    - PROSPECTUS
federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $650,000 (1999) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next seven years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).



If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.



DIVERSIFICATION REQUIREMENTS


The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT


In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.



The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.



In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."


                            19    - PROSPECTUS

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.



Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.



TAX DEFERRAL DURING ACCUMULATION PERIOD


Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for Federal income tax purposes.



LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS


On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.



FEDERAL INCOME TAX WITHHOLDING


If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.



NON-INDIVIDUAL OWNERSHIP OF POLICIES


In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.



OTHER


Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.



LEGAL PROCEEDINGS

      -------------------------------------------------------------------


There are no material legal proceedings pending to which the Separate Account is a party.


                            20    - PROSPECTUS

OTHER MATTERS

      -------------------------------------------------------------------


LEGAL MATTERS -- Legal matters in connection with the issue and sale of flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.



YEAR 2000 -- IN GENERAL The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.



The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.



INTERNAL YEAR 2000 EFFORTS AND TIMETABLE Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.



THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.



YEAR 2000 COSTS The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.


                            21    - PROSPECTUS

RISKS AND CONTINGENCY PLANS If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.



Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.


                            22    - PROSPECTUS

GLOSSARY OF SPECIAL TERMS

      -------------------------------------------------------------------


As used in this Prospectus, the following terms have the indicated meanings:



ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.



ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.



ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.



ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.



CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.



CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.



CODE: The Internal Revenue Code of 1986, as amended.



COVERAGE AMOUNT: The Death Benefit less the Account Value.



DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.



DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.



DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges an administrative charge and a mortality and expense risk charge.



FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.



HARTFORD, WE OR US: Hartford Life and Annuity Insurance Company.



HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.



INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.



INSURED: The person on whose life the policy is issued.



ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.



LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.



MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.



POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.



POLICY DATE: The issue date of the policy.



POLICY LOAN RATE: The interest rate charged on policy loans.



POLICY OWNER OR YOU: The owner of the policy.



POLICY YEAR: The twelve months between Policy Anniversaries.



SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.



SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.



VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.



VALUATION PERIOD: The period between the close of business on successive Valuation Days.


                            23    - PROSPECTUS

                                     PART B

STATEMENT OF ADDITIONAL INFORMATION
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE

      -------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at P.O. Box 2999, Hartford, CT 06104-2999, or if you call us at 1-800-231-5453.



Date of Prospectus: May 3, 1999
Date of Statement of Additional Information: May 3, 1999

TABLE OF CONTENTS

      -------------------------------------------------------------------


                                                          PAGE
-----------------------------------------------------------------
   General Information and History                              3
-----------------------------------------------------------------
   Services                                                     6
-----------------------------------------------------------------
   Experts                                                      6
-----------------------------------------------------------------
   Distribution of the Policies                                 6
-----------------------------------------------------------------
   Additional Information About Charges                         7
-----------------------------------------------------------------
   Illustration of Benefits                                     8
-----------------------------------------------------------------
   Financial Statements
-----------------------------------------------------------------


                              2   - PROSPECTUS

GENERAL INFORMATION AND HISTORY

      -------------------------------------------------------------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY. Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:



                                  POSITION WITH                          OTHER BUSINESS PROFESSION,
                                    HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                            YEAR OF ELECTION                       FIVE YEARS; OTHER DIRECTORSHIPS
Wendell J. Bossen         Vice President, 1995**         Vice President (1992-Present), Hartford Life and Accident
                                                         Insurance Company; Vice President (1992-Present), Hartford
                                                         Life Insurance Company; President (1992-Present),
                                                         International Corporate Marketing Group, Inc.

Gregory A. Boyko          Senior Vice President,         Vice President & Controller (1995-1997), Hartford Life
                          Director, 1997*                Insurance Company; Director (1997-Present); Senior Vice
                                                         President (1997-Present), Chief Financial Officer &
                                                         Treasurer (1997-1998); Vice President & Controller
                                                         (1995-1997), Hartford Life and Accident Insurance Company;
                                                         Director (1997-Present); Senior Vice President, Chief
                                                         Financial Officer & Treasurer (1997-Present); Vice
                                                         President and Controller (1995-1997), Hartford Life
                                                         Insurance Company; Senior Vice President, Chief Financial
                                                         Officer & Treasurer (1997-Present), Hartford Life, Inc.;
                                                         Chief Financial Officer (1994-1995), IMG American Life;
                                                         Senior Vice President (1992-1994), Connecticut Mutual Life
                                                         Insurance Company.

Peter W. Cummins          Senior Vice President, 1997    Vice President (1993-1997), Hartford; Senior Vice
                                                         President, (1997-Present); Vice President (1989-1997),
                                                         Hartford Life and Accident Insurance Company; Senior Vice
                                                         President (1997-Present); Vice President (1989-1997);
                                                         Senior Vice President (1997-Present); Vice President
                                                         (1989-1997), Hartford Life Insurance Company.

Timothy M. Fitch          Vice President, 1995           Vice President (1995-Present); Actuary (1994-Present);
                          Actuary, 1997                  Assistant Vice President (1992-1995), Hartford Life and
                                                         Accident Insurance Company; Vice President (1995-Present);
                                                         Actuary (1994-Present); Assistant Vice President
                                                         (1992-1995), Hartford Life Insurance Company.

Mary Jane B. Fortin       Vice President & Chief         Vice President & Chief Accounting Office (1998-Present),
                          Accounting Officer, 1998       Hartford Life Insurance Company; Vice President & Chief
                                                         Accounting Officer, (1998-Present), Royal Life Insurance
                                                         Company of America; Vice President & Chief Accounting
                                                         Officer (1998-Present) Alpine Life Insurance Company; Chief
                                                         Accounting Officer (1997-Present), Hartford Life, Inc.;
                                                         Director, Finance (1995-1997), Value Health, Inc.; Senior
                                                         Manager (1993-1995), Coopers and Lybrand; Audit Manager
                                                         (1993-1996) Arthur Andersen & Co.


                              3   - PROSPECTUS

                                  POSITION WITH                          OTHER BUSINESS PROFESSION,
                                    HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                            YEAR OF ELECTION                       FIVE YEARS; OTHER DIRECTORSHIPS
David T. Foy              Senior Vice President &        Senior Vice President (1998-Present), Vice President
                          Treasurer, 1998                (1998), Assistant Vice President (1995-1998), Hartford;
                                                         Senior Vice President (1998-Present), Hartford Life and
                                                         Accident Insurance Company; Director, Strategic Planning
                                                         Corporate Finance (1995-1996), IA Product Development
                                                         (1994-1995), Hartford; Various Actuarial Roles (1989-1993)
                                                         Milliman & Robertson

Lynda Godkin              Senior Vice President, 1997    Assistant General Counsel and Secretary (1994-1995),
                          General Counsel, 1996          Hartford; Director (1997-Present); Senior Vice President
                          Corporate Secretary, 1996      (1997-Present); General Counsel (1996-Present); Corporate
                          Director, 1997*                Secretary (1995-Present); Associate General Counsel
                                                         (1995-1996); Assistant General Counsel and Secretary
                                                         (1994-1995); Counsel (1990-1994), Hartford Life and
                                                         Accident Insurance Company; Senior Vice President
                                                         (1997-Present); General Counsel (1996-Present); Corporate
                                                         Secretary (1995-Present); Director (1997-Present);
                                                         Associate General Counsel (1995-1996); Assistant General
                                                         Counsel and Secretary (1994-1995); Counsel (1990-1994),
                                                         Hartford Life Insurance Company; Vice President and General
                                                         Counsel (1997-Present), Hartford Life, Inc.

Lois W. Grady             Senior Vice President, 1998    Vice President (1994-1998), Hartford; Senior Vice President
                          Vice President, 1994           (1998-Present); Vice President (1993-1997); Assistant Vice
                                                         President (1987-1993), Hartford Life and Accident Insurance
                                                         Company; Senior Vice President (1998-Present); Vice
                                                         President (1994-1997); Assistant Vice President
                                                         (1987-1994), Hartford Life Insurance Company.

Stephen T. Joyce          Vice President, 1997           Assistant Vice President (1995-1997), Hartford; Assistant
                                                         Vice President (1994-1997), Hartford Life and Accident
                                                         Insurance Company; Vice President (1997-Present); Assistant
                                                         Vice President (1994-1997), Hartford Life Insurance
                                                         Company.

Michael D. Keeler         Vice President, 1998           Vice President (1998-Present); Hartford Life and Accident
                                                         Insurance Company; Vice President (1995-1997), Providian
                                                         Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                         Communications.

Robert A. Kerzner         Senior Vice President, 1998    Senior Vice President (1998-Present); Vice President
                          Vice President, 1997           (1994-1998), Hartford; Senior Vice President
                                                         (1998-Present); Vice President (1994-1997); Regional Vice
                                                         President (1991-1994), Hartford Life Insurance Company.



                              4   - PROSPECTUS

                                  POSITION WITH                          OTHER BUSINESS PROFESSION,
                                    HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                            YEAR OF ELECTION                       FIVE YEARS; OTHER DIRECTORSHIPS
Thomas M. Marra           Executive Vice President,      Senior Vice President (1993-1996); Director of Individual
                          1996                           Annuities (1991-1993), Hartford; Director (1994-Present);
                          Director, Individual Life and  Executive Vice President (1995-Present); Director,
                          Annuity Division, 1993         Individual Life and Annuity Division (1994-Present); Senior
                          Director, 1994*                Vice President (1994-1995); Vice President (1989-1994);
                                                         Actuary (1987-1997), Hartford Life and Accident Insurance
                                                         Company; Director (1994-Present); Executive Vice President
                                                         (1995-Present); Director, Individual Life and Annuity
                                                         Division (1994-Present); Senior Vice President (1994-1995);
                                                         Vice President (1989-1994); Actuary (1987-1995), Hartford
                                                         Life Insurance Company; Executive Vice President,
                                                         Individual Life and Annuities (1997-Present), Hartford
                                                         Life, Inc.

Steven L. Matthieson      Vice President, 1984           Director of New Business (1984-1997), Hartford.

Craig R. Raymond          Senior Vice President, 1997    Vice President (1993-1997); Assistant Vice President
                          Chief Actuary, 1994            (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                         President (1997-Present); Chief Actuary (1995-Present);
                                                         Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                         Life and Accident Insurance Company; Senior Vice President
                                                         (1997-Present); Chief Actuary (1994-Present); Vice
                                                         President (1993-1997); Assistant Vice President
                                                         (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                         Company; Vice President and Chief Actuary (1997-Present),
                                                         Hartford Life, Inc.

Lowndes A. Smith          President, 1989                Chief Operating Officer (1989-1997), Hartford; Director
                          Chief Executive Officer, 1997  (1981-Present); President (1989-Present); Chief Executive
                          Director, 1985*                Officer (1997-Present); Chief Operating Officer
                                                         (1989-1997), Hartford Life and Accident Insurance Company;
                                                         Director (1981-Present); President (1989-Present), Chief
                                                         Executive Officer (1997-Present); Chief Operating Officer
                                                         (1989-1997), Hartford Life Insurance Company; Chief
                                                         Executive Officer and President and Director
                                                         (1997-Present), Hartford Life, Inc.

David M. Znamierowski     Senior Vice President, 1997    Vice President (1997) Senior Vice President (1997)
                          Director, 1998                 Director, Risk Management Strategy (1996) Director (1998),
                                                         Hartford; Director (1998-Present); Senior Vice President
                                                         (1997-Present); Hartford Life and Accident Insurance
                                                         Company; Vice President, Investment Strategy
                                                         (1997-Present), Hartford Life, Inc.; Vice President,
                                                         Investment Strategy & Policy (1991-1996), Aetna Life and
                                                         Casualty.


------------------------

 * Denotes date of election to Board of Directors of Hartford.


** Affiliated Company of The Hartford Financial Services Group, Inc.



Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.



SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.


                              5   - PROSPECTUS

SERVICES

      -------------------------------------------------------------------


SAFEKEEPING OF ASSETS. The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.



EXPERTS

      -------------------------------------------------------------------


INDEPENDENT PUBLIC ACCOUNTANTS. The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



ACTUARIAL EXPERT. The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.



DISTRIBUTION OF THE POLICIES

      -------------------------------------------------------------------


Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.


Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.



The following table shows officers and directors of HSD:



Name and
Principal Business
Address                Positions and Offices
--------------------------------------------------------------
Lowndes A. Smith       President and Chief Executive Officer,
                       Director
--------------------------------------------------------------
Thomas M. Marra        Executive Vice President, Director
--------------------------------------------------------------
Robert A. Kerzner      Executive Vice President
--------------------------------------------------------------
Lynda Godkin           Senior Vice President, General Counsel
                       and Corporate Secretary, Director
--------------------------------------------------------------
Peter W. Cummins       Senior Vice President
--------------------------------------------------------------
David T. Foy           Treasurer
--------------------------------------------------------------
George R. Jay          Controller
--------------------------------------------------------------



The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.



Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.



In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.



Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities


                              6   - PROSPECTUS
markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.



ADDITIONAL INFORMATION ABOUT CHARGES

      -------------------------------------------------------------------


UNDERWRITING PROCEDURES. To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.



COST OF INSURANCE CHARGE. The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.


                              7   - PROSPECTUS

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

      -------------------------------------------------------------------


The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $40,161, $33,334 and $19,380, respectively, are illustrated for the single life preferred Policy. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $44,053 and $27,778.



The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.



The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.



The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.82% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.82% described above) of -0.82%, 5.18% and 11.18%, respectively.



The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see Changes to Policy or Separate Account -- Separate Account Taxes).



The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.



Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.


                              8   - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 45 PREFERRED
                          INITIAL FACE AMOUNT: $40,161



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,827        9,833        40,161       10,749        9,757        40,161
 2       11,025          11,725       10,740        40,161       11,560       10,579        40,161
 3       11,576          12,700       11,728        40,161       12,439       11,471        40,161
 4       12,155          13,759       12,953        40,161       13,392       12,591        40,161
 5       12,763          14,909       14,123        40,161       14,426       13,646        40,161
 6       13,401          16,158       15,596        40,161       15,550       14,995        40,161
 7       14,071          17,514       16,982        40,161       16,771       16,245        40,161
 8       14,775          18,987       18,692        40,161       18,099       17,808        40,161
 9       15,513          20,586       20,334        40,161       19,544       19,295        40,161
10       16,289          22,323       22,323        40,161       21,120       21,120        40,161
11       17,103          24,330       24,330        40,161       22,934       22,934        40,161
12       17,959          26,521       26,521        40,161       24,930       24,930        40,161
13       18,856          28,913       28,913        41,056       27,130       27,130        40,161
14       19,799          31,526       31,526        43,506       29,561       29,561        40,793
15       20,789          34,384       34,384        46,074       32,237       32,237        43,197
16       21,829          37,511       37,511        48,764       35,167       35,167        45,717
17       22,920          40,922       40,922        52,379       38,363       38,363        49,104
18       24,066          44,642       44,642        56,248       41,848       41,848        52,728
19       25,270          48,699       48,699        60,386       45,649       45,649        56,604
20       26,533          53,126       53,126        64,813       49,797       49,797        60,752

25       33,864          82,284       82,284        95,449       76,989       76,989        89,306
35       55,160         197,567      197,567       209,421      184,589      184,589       195,664
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                              9   - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 45 PREFERRED
                          INITIAL FACE AMOUNT: $40,161



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,243        9,262        40,161       10,164        9,186        40,161
 2       11,025          10,492        9,532        40,161       10,323        9,367        40,161
 3       11,576          10,748        9,810        40,161       10,476        9,542        40,161
 4       12,155          11,011       10,246        40,161       10,621        9,862        40,161
 5       12,763          11,281       10,540        40,161       10,757       10,023        40,161
 6       13,401          11,559       11,043        40,161       10,883       10,374        40,161
 7       14,071          11,844       11,355        40,161       10,995       10,513        40,161
 8       14,775          12,137       11,876        40,161       11,091       10,836        40,161
 9       15,513          12,438       12,207        40,161       11,167       10,939        40,161
10       16,289          12,747       12,747        40,161       11,221       11,221        40,161
11       17,103          13,131       13,131        40,161       11,294       11,294        40,161
12       17,959          13,526       13,526        40,161       11,342       11,342        40,161
13       18,856          13,935       13,935        40,161       11,360       11,360        40,161
14       19,799          14,357       14,357        40,161       11,345       11,345        40,161
15       20,789          14,793       14,793        40,161       11,293       11,293        40,161
16       21,829          15,243       15,243        40,161       11,197       11,197        40,161
17       22,920          15,707       15,707        40,161       11,048       11,048        40,161
18       24,066          16,187       16,187        40,161       10,839       10,839        40,161
19       25,270          16,682       16,682        40,161       10,557       10,557        40,161
20       26,533          17,193       17,193        40,161       10,190       10,190        40,161

25       33,864          20,009       20,009        40,161        6,594        6,594        40,161
35       55,160          27,193       27,193        40,161           --           --            --
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             10   - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 45 PREFERRED
                          INITIAL FACE AMOUNT: $40,161



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,658        8,691        40,161        9,580        8,614        40,161
 2       11,025           9,327        8,391        40,161        9,156        8,223        40,161
 3       11,576           9,007        8,099        40,161        8,728        7,825        40,161
 4       12,155           8,696        7,966        40,161        8,294        7,570        40,161
 5       12,763           8,395        7,690        40,161        7,853        7,155        40,161
 6       13,401           8,103        7,622        40,161        7,403        6,929        40,161
 7       14,071           7,821        7,362        40,161        6,941        6,489        40,161
 8       14,775           7,547        7,310        40,161        6,463        6,231        40,161
 9       15,513           7,282        7,064        40,161        5,967        5,752        40,161
10       16,289           7,026        7,026        40,161        5,448        5,448        40,161
11       17,103           6,811        6,811        40,161        4,925        4,925        40,161
12       17,959           6,602        6,602        40,161        4,371        4,371        40,161
13       18,856           6,398        6,398        40,161        3,784        3,784        40,161
14       19,799           6,200        6,200        40,161        3,161        3,161        40,161
15       20,789           6,007        6,007        40,161        2,495        2,495        40,161
16       21,829           5,820        5,820        40,161        1,782        1,782        40,161
17       22,920           5,637        5,637        40,161        1,011        1,011        40,161
18       24,066           5,459        5,459        40,161          173          173        40,161
19       25,270           5,285        5,285        40,161           --           --            --
20       26,533           5,117        5,117        40,161           --           --            --

25       33,864           4,337        4,337        40,161           --           --            --
35       55,160           3,059        3,059        40,161           --           --            --
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             11   - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $33,334



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,827        9,833        33,334       10,720        9,729        33,334
 2       11,025          11,725       10,740        33,334       11,502       10,522        33,334
 3       11,576          12,700       11,728        33,334       12,353       11,387        33,334
 4       12,155          13,759       12,953        33,334       13,282       12,482        33,334
 5       12,763          14,909       14,123        33,334       14,295       13,516        33,334
 6       13,401          16,158       15,596        33,334       15,401       14,847        33,334
 7       14,071          17,514       16,982        33,334       16,608       16,084        33,334
 8       14,775          18,987       18,692        33,334       17,925       17,636        33,334
 9       15,513          20,586       20,334        33,334       19,364       19,116        33,334
10       16,289          22,323       22,323        33,334       20,939       20,939        33,334
11       17,103          24,330       24,330        33,334       22,759       22,759        33,334
12       17,959          26,530       26,530        33,334       24,773       24,773        33,334
13       18,856          28,971       28,971        34,186       27,009       27,009        33,334
14       19,799          31,655       31,655        37,036       29,495       29,495        34,509
15       20,789          34,589       34,589        40,122       32,227       32,227        37,382
16       21,829          37,794       37,794        43,463       35,211       35,211        40,492
17       22,920          41,306       41,306        46,675       38,480       38,480        43,482
18       24,066          45,156       45,156        50,122       42,065       42,065        46,691
19       25,270          49,380       49,380        53,824       45,997       45,997        50,137
20       26,533          53,983       53,983        58,841       50,282       50,282        54,807

25       33,864          84,470       84,470        89,538       78,681       78,681        83,401
35       55,160         203,661      203,661       213,844      187,763      187,763       197,150
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             12   - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $33,334



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,243        9,262        33,334       10,135        9,157        33,334
 2       11,025          10,492        9,532        33,334       10,265        9,310        33,334
 3       11,576          10,748        9,810        33,334       10,390        9,458        33,334
 4       12,155          11,011       10,246        33,334       10,510        9,752        33,334
 5       12,763          11,281       10,540        33,334       10,623        9,890        33,334
 6       13,401          11,559       11,043        33,334       10,727       10,220        33,334
 7       14,071          11,844       11,355        33,334       10,819       10,337        33,334
 8       14,775          12,137       11,876        33,334       10,892       10,638        33,334
 9       15,513          12,438       12,207        33,334       10,943       10,716        33,334
10       16,289          12,747       12,747        33,334       10,967       10,967        33,334
11       17,103          13,131       13,131        33,334       11,006       11,006        33,334
12       17,959          13,526       13,526        33,334       11,014       11,014        33,334
13       18,856          13,935       13,935        33,334       10,989       10,989        33,334
14       19,799          14,357       14,357        33,334       10,930       10,930        33,334
15       20,789          14,793       14,793        33,334       10,829       10,829        33,334
16       21,829          15,243       15,243        33,334       10,677       10,677        33,334
17       22,920          15,707       15,707        33,334       10,460       10,460        33,334
18       24,066          16,187       16,187        33,334       10,159       10,159        33,334
19       25,270          16,682       16,682        33,334        9,752        9,752        33,334
20       26,533          17,193       17,193        33,334        9,215        9,215        33,334

25       33,864          20,009       20,009        33,334        3,514        3,514        33,334
35       55,160          27,193       27,193        33,334           --           --            --
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             13   - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $33,334



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,658        8,691        33,334        9,551        8,586        33,334
 2       11,025           9,327        8,391        33,334        9,098        8,167        33,334
 3       11,576           9,007        8,099        33,334        8,643        7,742        33,334
 4       12,155           8,696        7,966        33,334        8,184        7,461        33,334
 5       12,763           8,395        7,690        33,334        7,720        7,024        33,334
 6       13,401           8,103        7,622        33,334        7,248        6,776        33,334
 7       14,071           7,821        7,362        33,334        6,764        6,313        33,334
 8       14,775           7,547        7,310        33,334        6,262        6,031        33,334
 9       15,513           7,282        7,064        33,334        5,735        5,521        33,334
10       16,289           7,026        7,026        33,334        5,180        5,180        33,334
11       17,103           6,811        6,811        33,334        4,612        4,612        33,334
12       17,959           6,602        6,602        33,334        4,005        4,005        33,334
13       18,856           6,398        6,398        33,334        3,360        3,360        33,334
14       19,799           6,200        6,200        33,334        2,672        2,672        33,334
15       20,789           6,007        6,007        33,334        1,935        1,935        33,334
16       21,829           5,820        5,820        33,334        1,137        1,137        33,334
17       22,920           5,637        5,637        33,334          259          259        33,334
18       24,066           5,459        5,459        33,334           --           --            --
19       25,270           5,285        5,285        33,334           --           --            --
20       26,533           5,117        5,117        33,334           --           --            --

25       33,864           4,337        4,337        33,334           --           --            --
35       55,160           3,059        3,059        33,334           --           --            --
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             14   - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $19,380



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,827        9,833        19,380       10,643        9,653        19,380
 2       11,025          11,725       10,740        19,380       11,342       10,365        19,380
 3       11,576          12,700       11,728        19,380       12,106       11,144        19,380
 4       12,155          13,759       12,953        19,380       12,948       12,154        19,380
 5       12,763          14,909       14,123        19,380       13,880       13,106        19,380
 6       13,401          16,158       15,596        19,380       14,919       14,369        19,380
 7       14,071          17,517       16,985        19,794       16,085       15,564        19,380
 8       14,775          19,009       18,714        21,099       17,405       17,118        19,380
 9       15,513          20,641       20,390        22,499       18,892       18,645        20,592
10       16,289          22,405       22,405        24,421       20,504       20,504        22,349
11       17,103          24,423       24,423        26,377       22,348       22,348        24,135
12       17,959          26,632       26,632        28,496       24,366       24,366        26,071
13       18,856          29,034       29,034        31,066       26,557       26,557        28,416
14       19,799          31,663       31,663        33,562       28,960       28,960        30,697
15       20,789          34,525       34,525        36,596       31,568       31,568        33,462
16       21,829          37,661       37,661        39,543       34,433       34,433        36,154
17       22,920          41,070       41,070        43,123       37,544       37,544        39,420
18       24,066          44,792       44,792        47,031       40,917       40,917        42,962
19       25,270          48,853       48,853        51,295       44,571       44,571        46,799
20       26,533          53,286       53,286        55,949       48,525       48,525        50,950

25       33,864          82,517       82,517        86,642       73,681       73,681        77,365
35       55,160         197,898      197,898       199,876      171,445      171,445       173,159
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             15   - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $19,380



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,243        9,262        19,380       10,055        9,079        19,380
 2       11,025          10,492        9,532        19,380       10,090        9,138        19,380
 3       11,576          10,748        9,810        19,380       10,101        9,174        19,380
 4       12,155          11,011       10,246        19,380       10,085        9,334        19,380
 5       12,763          11,281       10,540        19,380       10,038        9,312        19,380
 6       13,401          11,559       11,043        19,380        9,952        9,453        19,380
 7       14,071          11,844       11,355        19,380        9,820        9,346        19,380
 8       14,775          12,137       11,876        19,380        9,630        9,382        19,380
 9       15,513          12,438       12,207        19,380        9,369        9,146        19,380
10       16,289          12,747       12,747        19,380        9,023        9,023        19,380
11       17,103          13,131       13,131        19,380        8,611        8,611        19,380
12       17,959          13,526       13,526        19,380        8,079        8,079        19,380
13       18,856          13,935       13,935        19,380        7,403        7,403        19,380
14       19,799          14,357       14,357        19,380        6,551        6,551        19,380
15       20,789          14,793       14,793        19,380        5,481        5,481        19,380
16       21,829          15,243       15,243        19,380        4,133        4,133        19,380
17       22,920          15,707       15,707        19,380        2,425        2,425        19,380
18       24,066          16,187       16,187        19,380          244          244        19,380
19       25,270          16,682       16,682        19,380           --           --            --
20       26,533          17,193       17,193        19,380           --           --            --

25       33,864          20,009       20,009        21,009           --           --            --
35       55,160          27,195       27,195        27,467           --           --            --
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             16   - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $19,380



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,658        8,691        19,380        9,468        8,505        19,380
 2       11,025           9,327        8,391        19,380        8,910        7,981        19,380
 3       11,576           9,007        8,099        19,380        8,320        7,425        19,380
 4       12,155           8,696        7,966        19,380        7,695        6,979        19,380
 5       12,763           8,395        7,690        19,380        7,025        6,337        19,380
 6       13,401           8,103        7,622        19,380        6,302        5,839        19,380
 7       14,071           7,821        7,362        19,380        5,512        5,070        19,380
 8       14,775           7,547        7,310        19,380        4,638        4,415        19,380
 9       15,513           7,282        7,064        19,380        3,662        3,453        19,380
10       16,289           7,026        7,026        19,380        2,562        2,562        19,380
11       17,103           6,811        6,811        19,380        1,321        1,321        19,380
12       17,959           6,602        6,602        19,380           --           --            --
13       18,856           6,398        6,398        19,380           --           --            --
14       19,799           6,200        6,200        19,380           --           --            --
15       20,789           6,007        6,007        19,380           --           --            --
16       21,829           5,820        5,820        19,380           --           --            --
17       22,920           5,637        5,637        19,380           --           --            --
18       24,066           5,459        5,459        19,380           --           --            --
19       25,270           5,285        5,285        19,380           --           --            --
20       26,533           5,117        5,117        19,380           --           --            --

25       33,864           4,337        4,337        19,380           --           --            --
35       55,160           3,059        3,059        19,380           --           --            --
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             17   - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 55 PREFERRED
                         ISSUE AGE FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $44,053



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,895        9,900        44,053       10,895        9,900        44,053
 2       11,025          11,867       10,879        44,053       11,867       10,879        44,053
 3       11,576          12,922       11,946        44,053       12,922       11,946        44,053
 4       12,155          14,068       13,257        44,053       14,068       13,257        44,053
 5       12,763          15,312       14,520        44,053       15,312       14,520        44,053
 6       13,401          16,662       16,096        44,053       16,662       16,096        44,053
 7       14,071          18,129       17,593        44,053       18,129       17,593        44,053
 8       14,775          19,724       19,425        44,053       19,721       19,422        44,053
 9       15,513          21,461       21,208        44,053       21,449       21,195        44,053
10       16,289          23,355       23,355        44,053       23,325       23,325        44,053
11       17,103          25,546       25,546        44,053       25,468       25,468        44,053
12       17,959          27,947       27,947        44,053       27,810       27,810        44,053
13       18,856          30,575       30,575        44,053       30,377       30,377        44,053
14       19,799          33,454       33,454        44,053       33,195       33,195        44,053
15       20,789          36,607       36,607        44,053       36,297       36,297        44,053
16       21,829          40,066       40,066        46,076       39,721       39,721        45,678
17       22,920          43,857       43,857        49,558       43,479       43,479        49,130
18       24,066          48,009       48,009        53,289       47,594       47,594        52,829
19       25,270          52,559       52,559        57,289       52,105       52,105        56,794
20       26,533          57,565       57,565        62,745       57,059       57,059        62,193

25       33,864          90,719       90,719        96,161       89,637       89,637        95,015
35       55,160         225,309      225,309       236,574      214,453      214,453       225,175
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             18   - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 55 PREFERRED
                         ISSUE AGE FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $44,053



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,307        9,325        44,053       10,307        9,325        44,053
 2       11,025          10,618        9,655        44,053       10,618        9,655        44,053
 3       11,576          10,932        9,991        44,053       10,932        9,991        44,053
 4       12,155          11,248       10,480        44,053       11,248       10,480        44,053
 5       12,763          11,566       10,821        44,053       11,566       10,821        44,053
 6       13,401          11,893       11,374        44,053       11,883       11,364        44,053
 7       14,071          12,230       11,738        44,053       12,197       11,706        44,053
 8       14,775          12,578       12,315        44,053       12,506       12,243        44,053
 9       15,513          12,936       12,704        44,053       12,805       12,573        44,053
10       16,289          13,306       13,306        44,053       13,090       13,090        44,053
11       17,103          13,755       13,755        44,053       13,412       13,412        44,053
12       17,959          14,221       14,221        44,053       13,715       13,715        44,053
13       18,856          14,704       14,704        44,053       13,994       13,994        44,053
14       19,799          15,204       15,204        44,053       14,244       14,244        44,053
15       20,789          15,722       15,722        44,053       14,457       14,457        44,053
16       21,829          16,259       16,259        44,053       14,625       14,625        44,053
17       22,920          16,815       16,815        44,053       14,733       14,733        44,053
18       24,066          17,392       17,392        44,053       14,765       14,765        44,053
19       25,270          17,989       17,989        44,053       14,699       14,699        44,053
20       26,533          18,608       18,608        44,053       14,511       14,511        44,053

25       33,864          22,054       22,054        44,053       10,618       10,618        44,053
35       55,160          31,084       31,084        44,053           --           --            --
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             19   - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $44,053
                         ISSUE AGE FEMALE 55 PREFERRED



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,719        8,750        44,053        9,719        8,750        44,053
 2       11,025           9,438        8,499        44,053        9,438        8,499        44,053
 3       11,576           9,157        8,247        44,053        9,157        8,247        44,053
 4       12,155           8,874        8,141        44,053        8,874        8,141        44,053
 5       12,763           8,598        7,890        44,053        8,587        7,880        44,053
 6       13,401           8,329        7,846        44,053        8,295        7,812        44,053
 7       14,071           8,068        7,607        44,053        7,994        7,534        44,053
 8       14,775           7,814        7,575        44,053        7,682        7,444        44,053
 9       15,513           7,567        7,348        44,053        7,353        7,135        44,053
10       16,289           7,327        7,327        44,053        7,004        7,004        44,053
11       17,103           7,129        7,129        44,053        6,655        6,655        44,053
12       17,959           6,936        6,936        44,053        6,273        6,273        44,053
13       18,856           6,747        6,747        44,053        5,851        5,851        44,053
14       19,799           6,563        6,563        44,053        5,384        5,384        44,053
15       20,789           6,383        6,383        44,053        4,861        4,861        44,053
16       21,829           6,207        6,207        44,053        4,271        4,271        44,053
17       22,920           6,035        6,035        44,053        3,598        3,598        44,053
18       24,066           5,867        5,867        44,053        2,819        2,819        44,053
19       25,270           5,703        5,703        44,053        1,906        1,906        44,053
20       26,533           5,542        5,542        44,053          830          830        44,053

25       33,864           4,794        4,794        44,053           --           --            --
35       55,160           3,535        3,535        44,053           --           --            --
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             20   - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 65 PREFERRED
                         ISSUE AGE FEMALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $27,778



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,890        9,895        27,778       10,890        9,895        27,778
 2       11,025          11,847       10,860        27,778       11,847       10,860        27,778
 3       11,576          12,878       11,903        27,778       12,877       11,902        27,778
 4       12,155          14,002       13,192        27,778       13,985       13,176        27,778
 5       12,763          15,226       14,436        27,778       15,180       14,390        27,778
 6       13,401          16,560       15,994        27,778       16,470       15,905        27,778
 7       14,071          18,014       17,479        27,778       17,865       17,331        27,778
 8       14,775          19,598       19,300        27,778       19,379       19,082        27,778
 9       15,513          21,325       21,071        27,778       21,027       20,774        27,778
10       16,289          23,206       23,206        27,778       22,831       22,831        27,778
11       17,103          25,383       25,383        27,778       24,922       24,922        27,778
12       17,959          27,768       27,768        29,711       27,253       27,253        29,160
13       18,856          30,379       30,379        32,505       29,803       29,803        31,889
14       19,799          33,240       33,240        35,234       32,594       32,594        34,550
15       20,789          36,373       36,373        38,554       35,635       35,635        37,772
16       21,829          39,804       39,804        41,793       38,964       38,964        40,912
17       22,920          43,562       43,562        45,739       42,589       42,589        44,718
18       24,066          47,677       47,677        50,061       46,528       46,528        48,854
19       25,270          52,185       52,185        54,794       50,805       50,805        53,345
20       26,533          57,155       57,155        60,012       55,474       55,474        58,247

25       33,864          90,073       90,073        94,576       85,114       85,114        89,369
35       55,160         223,706      223,706       225,942      198,956      198,956       200,945
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             21   - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 65 PREFERRED
                         ISSUE AGE FEMALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $27,778



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,302        9,320        27,778       10,302        9,320        27,778
 2       11,025          10,598        9,636        27,778       10,598        9,636        27,778
 3       11,576          10,895        9,955        27,778       10,886        9,945        27,778
 4       12,155          11,202       10,434        27,778       11,161       10,394        27,778
 5       12,763          11,517       10,774        27,778       11,421       10,678        27,778
 6       13,401          11,843       11,325        27,778       11,661       11,145        27,778
 7       14,071          12,179       11,687        27,778       11,876       11,387        27,778
 8       14,775          12,525       12,262        27,778       12,057       11,796        27,778
 9       15,513          12,881       12,649        27,778       12,194       11,963        27,778
10       16,289          13,249       13,249        27,778       12,276       12,276        27,778
11       17,103          13,697       13,697        27,778       12,342       12,342        27,778
12       17,959          14,161       14,161        27,778       12,330       12,330        27,778
13       18,856          14,641       14,641        27,778       12,225       12,225        27,778
14       19,799          15,139       15,139        27,778       12,009       12,009        27,778
15       20,789          15,655       15,655        27,778       11,658       11,658        27,778
16       21,829          16,189       16,189        27,778       11,136       11,136        27,778
17       22,920          16,743       16,743        27,778       10,399       10,399        27,778
18       24,066          17,317       17,317        27,778        9,383        9,383        27,778
19       25,270          17,911       17,911        27,778        8,005        8,005        27,778
20       26,533          18,527       18,527        27,778        6,153        6,153        27,778

25       33,864          21,958       21,958        27,778           --           --            --
35       55,160          30,947       30,947        31,256           --           --            --
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             22   - PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 65 PREFERRED
                         ISSUE AGE FEMALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $27,778



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,714        8,746        27,778        9,714        8,746        27,778
 2       11,025           9,419        8,480        27,778        9,419        8,480        27,778
 3       11,576           9,127        8,217        27,778        9,110        8,200        27,778
 4       12,155           8,844        8,111        27,778        8,784        8,052        27,778
 5       12,763           8,568        7,861        27,778        8,435        7,730        27,778
 6       13,401           8,300        7,817        27,778        8,059        7,578        27,778
 7       14,071           8,040        7,579        27,778        7,646        7,189        27,778
 8       14,775           7,787        7,548        27,778        7,186        6,950        27,778
 9       15,513           7,541        7,322        27,778        6,666        6,449        27,778
10       16,289           7,301        7,301        27,778        6,068        6,068        27,778
11       17,103           7,104        7,104        27,778        5,398        5,398        27,778
12       17,959           6,912        6,912        27,778        4,611        4,611        27,778
13       18,856           6,723        6,723        27,778        3,681        3,681        27,778
14       19,799           6,540        6,540        27,778        2,582        2,582        27,778
15       20,789           6,360        6,360        27,778        1,276        1,276        27,778
16       21,829           6,185        6,185        27,778           --           --            --
17       22,920           6,013        6,013        27,778           --           --            --
18       24,066           5,846        5,846        27,778           --           --            --
19       25,270           5,682        5,682        27,778           --           --            --
20       26,533           5,522        5,522        27,778           --           --            --

25       33,864           4,776        4,776        27,778           --           --            --
35       55,160           3,521        3,521        27,778           --           --            --
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             23   - PROSPECTUS

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 15, 1999                ARTHUR ANDERSEN LLP

                                SA-1  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 1998                  Asia Pacific   Diversified    The George    Global Asset
                                    Growth         Income         Putnam Fund   Allocation
                                    Sub-Account    Sub-Account    of Boston     Sub-Account
                                                                  Sub-Account
 -------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 45,266
  Cost $459,302
  ..........................................................................................
    Market Value:                     $377,065      $        --     $    --      $        --
 -------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 261,588
  Cost $2,865,478
  ..........................................................................................
    Market Value:                           --        2,744,055          --               --
 -------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 8,504
  Cost $85,947
  ..........................................................................................
    Market Value:                           --               --      87,421               --
 -------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 208,991
  Cost $3,556,181
  ..........................................................................................
    Market Value:                           --               --          --        3,960,381
 -------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 477,729
  Cost $8,042,791
  ..........................................................................................
    Market Value:                           --               --          --               --
 -------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 1,176,109
  Cost $28,936,293
  ..........................................................................................
    Market Value:                           --               --          --               --
 -------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 26,666
  Cost $266,542
  ..........................................................................................
    Market Value:                           --               --          --               --
 -------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                          3               64          --               36
  ..........................................................................................
 Receivable from fund shares sold           --               --          --               --
  ..........................................................................................
 Total Assets                          377,068        2,744,119      87,421        3,960,417
  ..........................................................................................
 LIABILITIES
 Due to Hartford Life & Annuity
  Insurance Company                         --               --          --               --
  ..........................................................................................
 Payable for fund shares purchased          --               --          --               --
  ..........................................................................................
 TOTAL LIABILITIES                          --               --          --               --
 -------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $377,068      $ 2,744,119     $87,421      $ 3,960,417
 -------------------------------------------------------------------------------------------

 December 31, 1998                  Global       Growth         Health
                                    Growth       and Income     Sciences
                                    Sub-Account  Sub-Account    Sub-Account

 ----------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 45,266
  Cost $459,302
  ................................
    Market Value:                   $        --  $         --     $     --
 -------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 261,588
  Cost $2,865,478
  ................................
    Market Value:                            --            --           --
 -------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 8,504
  Cost $85,947
  ................................
    Market Value:                            --            --           --
 -------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 208,991
  Cost $3,556,181
  ................................
    Market Value:                            --            --           --
 -------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 477,729
  Cost $8,042,791
  ................................
    Market Value:                     9,688,338            --           --
 -------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 1,176,109
  Cost $28,936,293
  ................................
    Market Value:                            --    33,836,645           --
 -------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 26,666
  Cost $266,542
  ................................
    Market Value:                            --            --      291,722
 -------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                          --            --           --
  ................................
 Receivable from fund shares sold            --            --           --
  ................................
 Total Assets                         9,688,338    33,836,645      291,722
  ................................
 LIABILITIES
 Due to Hartford Life & Annuity
  Insurance Company                          29            53           --
  ................................
 Payable for fund shares purchased           --           209            1
  ................................
 TOTAL LIABILITIES                           29           262            1
 -------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $ 9,688,309  $ 33,836,383     $291,721
 -------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-2  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets and Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 1998                  High Yield     International  International  International
                                    Sub-Account    Growth         Growth and     New
                                                   Sub-Account    Income         Opportunities
                                                                  Sub-Account    Sub-Account
 --------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 329,573
  Cost $4,210,751
  ...........................................................................................
    Market Value:                     $3,856,004     $     --       $     --       $     --
 --------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 57,698
  Cost $697,874
  ...........................................................................................
    Market Value:                             --      780,074             --             --
 --------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 60,301
  Cost $718,967
  ...........................................................................................
    Market Value:                             --           --        738,081             --
 --------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 62,518
  Cost $665,327
  ...........................................................................................
    Market Value:                             --           --             --        718,333
 --------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 21,886
  Cost $227,856
  ...........................................................................................
    Market Value:                             --           --             --             --
 --------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 3,594,608
  Cost $3,594,608
  ...........................................................................................
    Market Value:                             --           --             --             --
 --------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 681,464
  Cost $12,250,816
  ...........................................................................................
    Market Value:                             --           --             --             --
 --------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                           18           18             --             --
  ...........................................................................................
 Receivable from fund shares sold             --           --             --             --
  ...........................................................................................
 Total Assets                          3,856,022      780,092        738,081        718,333
  ...........................................................................................
 LIABILITIES
 Due to Hartford Life & Annuity
  Insurance Company                           --           --             42             10
  ...........................................................................................
 Payable for fund shares purchased            --           --             --             --
  ...........................................................................................
 TOTAL LIABILITIES                            --           --             42             10
 --------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $3,856,022     $780,092       $738,039       $718,323
 --------------------------------------------------------------------------------------------

 December 31, 1998                  Investors      Money          New
                                    Sub-Account    Market         Opportunities
                                                   Sub-Account    Sub-Account

 --------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 329,573
  Cost $4,210,751
  ................................
    Market Value:                     $     --       $       --    $          --
 --------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 57,698
  Cost $697,874
  ................................
    Market Value:                           --               --               --
 --------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 60,301
  Cost $718,967
  ................................
    Market Value:                           --               --               --
 --------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 62,518
  Cost $665,327
  ................................
    Market Value:                           --               --               --
 --------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 21,886
  Cost $227,856
  ................................
    Market Value:                      254,975               --               --
 --------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 3,594,608
  Cost $3,594,608
  ................................
    Market Value:                           --        3,594,608               --
 --------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 681,464
  Cost $12,250,816
  ................................
    Market Value:                           --               --       17,758,954
 --------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                          1           88,017              561
  ................................
 Receivable from fund shares sold           --               --               --
  ................................
 Total Assets                          254,976        3,682,625       17,759,515
  ................................
 LIABILITIES
 Due to Hartford Life & Annuity
  Insurance Company                         --               --               --
  ................................
 Payable for fund shares purchased          --           87,285               --
  ................................
 TOTAL LIABILITIES                          --           87,285               --
 --------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $254,976       $3,595,340    $  17,759,515
 --------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-3  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 1998                  New           OTC &         Research      U.S. Government
                                    Value         Emerging      Sub-Account   and High
                                    Sub-Account   Growth                      Quality Bond
                                                  Sub-Account                 Sub-Account
 ----------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 71,088
  Cost $755,429
  .............................................................................................
    Market Value:                    $855,191       $    --        $   --         $       --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 4,540
  Cost $41,954
  .............................................................................................
    Market Value:                          --        45,809            --                 --
 ----------------------------------------------------------------------------------------------
 PUTNAM RESEARCH FUND
  Shares 531
  Cost $5,337
  .............................................................................................
    Market Value:                          --            --         6,329                 --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT U.S. GOVERNMENT AND
 HIGH QUALITY BOND FUND
  Shares 129,727
  Cost $1,705,963
  .............................................................................................
    Market Value:                          --            --            --          1,781,152
 ----------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 180,546
  Cost $2,627,965
  .............................................................................................
    Market Value:                          --            --            --                 --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 47,643
  Cost $554,768
  .............................................................................................
    Market Value:                          --            --            --                 --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 430,252
  Cost $14,508,848
  .............................................................................................
    Market Value:                          --            --            --                 --
 ----------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                        --            --            --                 --
  .............................................................................................
 Receivable from fund shares sold          --            --            --                 --
  .............................................................................................
 Total Assets                         855,191        45,809         6,329          1,781,152
  .............................................................................................
 LIABILITIES
 Due to Hartford Life & Annuity
  Insurance Company                         5            --            --                  1
  .............................................................................................
 Payable for fund shares purchased         --            --            --                 --
  .............................................................................................
 TOTAL LIABILITIES                          5            --            --                  1
 ----------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $855,186       $45,809        $6,329         $1,781,151
 ----------------------------------------------------------------------------------------------

 December 31, 1998                  Utilities      Vista          Voyager
                                    Growth         Sub-Account    Sub-Account
                                    and Income
                                    Sub-Account
 ----------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 71,088
  Cost $755,429
  ................................
    Market Value:                    $        --     $     --     $         --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 4,540
  Cost $41,954
  ................................
    Market Value:                             --           --               --
 ----------------------------------------------------------------------------------------------
 PUTNAM RESEARCH FUND
  Shares 531
  Cost $5,337
  ................................
    Market Value:                             --           --               --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT U.S. GOVERNMENT AND
 HIGH QUALITY BOND FUND
  Shares 129,727
  Cost $1,705,963
  ................................
    Market Value:                             --           --               --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 180,546
  Cost $2,627,965
  ................................
    Market Value:                      3,284,125           --               --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 47,643
  Cost $554,768
  ................................
    Market Value:                             --      701,307               --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 430,252
  Cost $14,508,848
  ................................
    Market Value:                             --           --       19,727,033
 ----------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                          205           --              619
  ................................
 Receivable from fund shares sold             --           --               --
  ................................
 Total Assets                          3,284,330      701,307       19,727,652
  ................................
 LIABILITIES
 Due to Hartford Life & Annuity
  Insurance Company                           --            3               --
  ................................
 Payable for fund shares purchased            --           --              209
  ................................
 TOTAL LIABILITIES                            --            3              209
 ----------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $ 3,284,330     $701,304     $ 19,727,443
 ----------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-4  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets and Liabilities (continued)

 -------------------------------------------------------------------------------------
 December 31, 1998                             Units         Unit        Contract
                                               Owned by      Price       Liability
                                               Participants
 -------------------------------------------------------------------------------------
 Deferred life contracts:
  Asia Pacific Growth Fund                          41,882    $9.003084  $    377,068
  ....................................................................................
  Diversified Income Fund                          198,869    13.798650     2,744,119
  ....................................................................................
  George Putnam Fund                                 8,456    10.338503        87,421
  ....................................................................................
  Global Asset Allocation                          202,019    19.604138     3,960,417
  ....................................................................................
  Global Growth Fund                               477,598    20.285477     9,688,309
  ....................................................................................
  Growth and Income Fund                         1,426,245    23.724100    33,836,383
  ....................................................................................
  Health Sciences Fund                              26,640    10.950541       291,721
  ....................................................................................
  High Yield Fund                                  268,383    14.367617     3,856,022
  ....................................................................................
  International Growth Fund                         56,593    13.784342       780,092
  ....................................................................................
  International Growth and Income Fund              55,543    13.287617       738,039
  ....................................................................................
  International New Opportunities Fund              62,218    11.545331       718,323
  ....................................................................................
  Investors Fund                                    22,097    11.539064       254,976
  ....................................................................................
  Money Market Fund                              2,932,369     1.226087     3,595,340
  ....................................................................................
  New Opportunities Fund                           722,243    24.589388    17,759,515
  ....................................................................................
  New Value Fund                                    68,439    12.495592       855,186
  ....................................................................................
  OTC & Emerging Markets Fund                        4,547    10.074314        45,809
  ....................................................................................
  Research Fund                                        505    12.540201         6,329
  ....................................................................................
  U.S. Government and High Quality Bond Fund       122,682    14.518456     1,781,151
  ....................................................................................
  Utilities Growth and Income Fund                 148,147    22.169452     3,284,330
  ....................................................................................
  Vista Fund                                        47,638    14.721507       701,304
  ....................................................................................
  Voyager Fund                                     783,992    25.162820    19,727,443
  ....................................................................................
 GRAND TOTAL:                                                            $105,089,297
 -------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-5  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations
--------------------------------------------------------------------------------

 For the Year Ended                 Asia Pacific   Diversified   The George    Global
 December 31, 1998                  Growth         Income        Putnam Fund   Asset
                                    Sub-Account    Sub-Account   of Boston     Allocation
                                                                 Sub-Account*  Sub-Account
 -----------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $ 15,691       $115,993      $   533       $ 74,618
  ........................................................................................
  Capital gains income                      --         49,267           --        320,508
  ........................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................
  Net realized gain (loss) on
    security transactions               (2,525)        (4,217)          (1)        (1,780)
  ........................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (33,195)      (207,136)       1,474         50,334
  ........................................................................................
  Net gain (loss) on investments       (35,720)      (211,353)       1,473         48,554
 -----------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                        $(20,029)      $(46,093)     $ 2,006       $443,680
 -----------------------------------------------------------------------------------------

 For the Year Ended                 Global       Growth         Health
 December 31, 1998                  Growth       and Income     Sciences
                                    Sub-Account  Sub-Account    Sub-Account*

 ---------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   192,953  $    462,353     $   260
  ................................
  Capital gains income                  964,765     3,018,243          --
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                 3,991        (9,131)     (8,148)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   952,580       635,979      25,180
  ................................
  Net gain (loss) on investments        956,571       626,848      17,032
 -----------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                      $ 2,114,289  $  4,107,444     $17,292
 -----------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-6  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 High Yield      International International International
 December 31, 1998                  Sub-Account     Growth        Growth and    New
                                                    Sub-Account   Income        Opportunities
                                                                  Sub-Account   Sub-Account
 ------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $ 317,574       $ 2,618       $ 9,068       $ 1,182
  .........................................................................................
  Capital gains income                   49,833            --        23,112            --
  .........................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .........................................................................................
  Net realized gain (loss) on
    security transactions                (5,698)          162        (8,827)          627
  .........................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (617,216)       68,425         5,747        84,216
  .........................................................................................
  Net gain (loss) on investments       (622,914)       68,587        (3,080)       84,843
 ------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                        $(255,507)      $71,205       $29,100       $86,025
 ------------------------------------------------------------------------------------------

 For the Year Ended                 Investors     Money          New
 December 31, 1998                  Sub-Account*  Market         Opportunities
                                                  Sub-Account    Sub-Account

 ------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $   279       $203,946      $        --
  ................................
  Capital gains income                     --             --          199,094
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                  (2)            --          (13,414)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  27,119             --        3,153,786
  ................................
  Net gain (loss) on investments       27,117             --        3,140,372
 ------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                        $27,396       $203,946      $ 3,339,466
 ------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-7  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 New          OTC &        Research      U.S. Government
 December 31, 1998                  Value        Emerging     Sub-Account** and High
                                    Sub-Account  Growth                     Quality Bond
                                                 Sub-Account*               Sub-Account
 ------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $15,023       $   11        $   10         $ 69,049
  .........................................................................................
  Capital gains income                14,769           --             1            1,797
  .........................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .........................................................................................
  Net realized gain (loss) on
    security transactions            (10,038)      (2,332)            5            2,076
  .........................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 16,198        3,855           992           46,607
  .........................................................................................
  Net gain (loss) on investments       6,160        1,523           997           48,683
 ------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $35,952       $1,534        $1,008         $119,529
 ------------------------------------------------------------------------------------------

 For the Year Ended                 Utilities    Vista         Voyager
 December 31, 1998                  Growth       Sub-Account   Sub-Account
                                    and Income
                                    Sub-Account
 ------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 81,719      $    --     $    36,862
  ................................
  Capital gains income                140,845           --         899,428
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions              (5,378)      (5,989)         (5,067)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 193,433      104,296       2,742,962
  ................................
  Net gain (loss) on investments      188,055       98,307       2,737,895
 ------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $410,619      $98,307     $ 3,674,185
 ------------------------------------------------------------------------------------------

 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-8  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Asia Pacific   Diversified     The George     Global Asset
 December 31, 1998                  Growth         Income          Putnam Fund    Allocation
                                    Sub-Account    Sub-Account     of Boston      Sub-Account
                                                                   Sub-Account*
 ----------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $ 15,691       $   115,993     $    533       $    74,618
  .............................................................................................
  Capital gains income                      --            49,267           --           320,508
  .............................................................................................
  Net realized gain (loss) on
    security transactions               (2,525)           (4,217)          (1)           (1,780)
  .............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (33,195)         (207,136)       1,474            50,334
  .............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         (20,029)          (46,093)       2,006           443,680
  .............................................................................................
 UNIT TRANSACTIONS:
  Purchases                                 --               247        1,000                30
  .............................................................................................
  Net transfers                         44,963           504,241       84,597           567,261
  .............................................................................................
  Surrenders                            (6,023)         (147,039)        (131)         (159,728)
  .............................................................................................
  Net loan activity                         (6)          (46,391)          --            (1,101)
  .............................................................................................
  Cost of insurance                     (2,403)          (19,553)         (51)          (22,714)
  .............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        36,531           291,505       85,415           383,748
  .............................................................................................
  Total increase (decrease) in net
    assets                              16,502           245,412       87,421           827,428
  .............................................................................................
 NET ASSETS:
  Beginning of period                  360,566         2,498,707           --         3,132,989
 ----------------------------------------------------------------------------------------------
  END OF PERIOD                       $377,068       $ 2,744,119     $ 87,421       $ 3,960,417
 ----------------------------------------------------------------------------------------------

 For the Year Ended                 Global       Growth         Health
 December 31, 1998                  Growth       and Income     Sciences
                                    Sub-Account  Sub-Account    Sub-Account*

 ----------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $   192,953  $    462,353     $    260
  ................................
  Capital gains income                  964,765     3,018,243           --
  ................................
  Net realized gain (loss) on
    security transactions                 3,991        (9,131)      (8,148)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   952,580       635,979       25,180
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                        2,114,289     4,107,444       17,292
  ................................
 UNIT TRANSACTIONS:
  Purchases                                 133           475        1,000
  ................................
  Net transfers                       1,500,956     6,667,783      275,928
  ................................
  Surrenders                           (236,217)   (1,155,100)      (1,830)
  ................................
  Net loan activity                     (27,699)      (95,023)          (2)
  ................................
  Cost of insurance                     (53,883)     (190,625)        (667)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      1,183,290     5,227,510      274,429
  ................................
  Total increase (decrease) in net
    assets                            3,297,579     9,334,954      291,721
  ................................
 NET ASSETS:
  Beginning of period                 6,390,730    24,501,429           --
 ----------------------------------------------------------------------------------------------
  END OF PERIOD                     $ 9,688,309  $ 33,836,383     $291,721
 ----------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-9  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 High Yield       International  International  International
 December 31, 1998                  Sub-Account      Growth         Growth and     New
                                                     Sub-Account    Income         Opportunities
                                                                    Sub-Account    Sub-Account
 ----------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $    317,574     $  2,618       $  9,068       $  1,182
  .............................................................................................
  Capital gains income                      49,833           --         23,112             --
  .............................................................................................
  Net realized gain (loss) on
    security transactions                   (5,698)         162         (8,827)           627
  .............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     (617,216)      68,425          5,747         84,216
  .............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                            (255,507)      71,205         29,100         86,025
  .............................................................................................
 UNIT TRANSACTIONS:
  Purchases                                     --           --             12             --
  .............................................................................................
  Net transfers                            955,419      436,437        369,699         96,630
  .............................................................................................
  Surrenders                              (189,929)     (32,004)       (18,515)       (12,804)
  .............................................................................................
  Net loan activity                          4,370         (476)          (160)           (16)
  .............................................................................................
  Cost of insurance                        (26,315)      (3,272)        (3,970)        (4,122)
  .............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                           743,545      400,685        347,066         79,688
  .............................................................................................
  Total increase (decrease) in net
    assets                                 488,038      471,890        376,166        165,713
  .............................................................................................
 NET ASSETS:
  Beginning of period                    3,367,984      308,202        361,873        552,610
 ----------------------------------------------------------------------------------------------
  END OF PERIOD                       $  3,856,022     $780,092       $738,039       $718,323
 ----------------------------------------------------------------------------------------------

 For the Year Ended                 Investors      Money           New
 December 31, 1998                  Sub-Account*   Market          Opportunities
                                                   Sub-Account     Sub-Account

 ----------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $    279      $    203,946    $         --
  ................................
  Capital gains income                      --                --         199,094
  ................................
  Net realized gain (loss) on
    security transactions                   (2)               --         (13,414)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   27,119                --       3,153,786
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                          27,396           203,946       3,339,466
  ................................
 UNIT TRANSACTIONS:
  Purchases                              1,000        18,282,533             312
  ................................
  Net transfers                        227,413       (18,970,303)      2,416,753
  ................................
  Surrenders                              (581)          (84,770)       (425,737)
  ................................
  Net loan activity                        (13)         (167,934)        (19,980)
  ................................
  Cost of insurance                       (239)          (37,639)        (93,946)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       227,580          (978,113)      1,877,402
  ................................
  Total increase (decrease) in net
    assets                             254,976          (774,167)      5,216,868
  ................................
 NET ASSETS:
  Beginning of period                       --         4,369,507      12,542,647
 ----------------------------------------------------------------------------------------------
  END OF PERIOD                       $254,976      $  3,595,340    $ 17,759,515
 ----------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 SA-10  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 New           OTC &         Research      U.S.
 December 31, 1998                  Value         Emerging      Sub-Account** Government
                                    Sub-Account   Growth                      and High
                                                  Sub-Account*                Quality Bond
                                                                              Sub-Account
 -----------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $ 15,023       $    11        $   10      $   69,049
  ........................................................................................
  Capital gains income                 14,769            --             1           1,797
  ........................................................................................
  Net realized gain (loss) on
    security transactions             (10,038)       (2,332)            5           2,076
  ........................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  16,198         3,855           992          46,607
  ........................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         35,952         1,534         1,008         119,529
  ........................................................................................
 UNIT TRANSACTIONS:
  Purchases                                 6         1,000         1,000              --
  ........................................................................................
  Net transfers                         7,892        43,737         4,389         753,569
  ........................................................................................
  Surrenders                          (24,964)         (116)          (40)        (43,665)
  ........................................................................................
  Net loan activity                   (40,176)         (301)          (13)           (368)
  ........................................................................................
  Cost of insurance                    (5,238)          (45)          (15)        (10,772)
  ........................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      (62,480)       44,275         5,321         698,764
  ........................................................................................
  Total increase (decrease) in net
    assets                            (26,528)       45,809         6,329         818,293
  ........................................................................................
 NET ASSETS:
  Beginning of period                 881,714            --            --         962,858
 -----------------------------------------------------------------------------------------
  END OF PERIOD                      $855,186       $45,809        $6,329      $1,781,151
 -----------------------------------------------------------------------------------------

 For the Year Ended                 Utilities      Vista         Voyager
 December 31, 1998                  Growth         Sub-Account   Sub-Account
                                    and Income
                                    Sub-Account

 -----------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $    81,719     $     --    $     36,862
  ................................
  Capital gains income                   140,845           --         899,428
  ................................
  Net realized gain (loss) on
    security transactions                 (5,378)      (5,989)         (5,067)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                    193,433      104,296       2,742,962
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                           410,619       98,307       3,674,185
  ................................
 UNIT TRANSACTIONS:
  Purchases                                   --           --             372
  ................................
  Net transfers                          704,200      169,516       3,138,920
  ................................
  Surrenders                             (96,008)      (9,634)       (527,418)
  ................................
  Net loan activity                      (13,012)      (2,798)        (17,815)
  ................................
  Cost of insurance                      (20,396)      (4,013)       (107,679)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                         574,784      153,071       2,486,380
  ................................
  Total increase (decrease) in net
    assets                               985,403      251,378       6,160,565
  ................................
 NET ASSETS:
  Beginning of period                  2,298,927      449,926      13,566,878
 -----------------------------------------------------------------------------------------
  END OF PERIOD                      $ 3,284,330     $701,304    $ 19,727,443
 -----------------------------------------------------------------------------------------

 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 SA-11  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Asia          Diversified   Global        Global
 December 31, 1997                  Pacific       Income        Asset         Growth
                                    Growth        Sub-Account   Allocation    Sub-Account
                                    Sub-Account                 Sub-Account
 ----------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $  6,828    $   132,930   $    69,277   $   104,380
  .......................................................................................
  Capital gains income                      --         20,956       118,411       112,272
  .......................................................................................
  Net realized gain (loss) on
    security transactions                  132         11,405         1,345          (747)
  .......................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (65,164)        14,728       222,497       425,520
  .......................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         (58,204)       180,019       411,530       641,425
  .......................................................................................
 UNIT TRANSACTIONS:
  Purchases                                 --             --            --            --
  .......................................................................................
  Net transfers                         79,345        672,116     1,228,080     2,514,584
  .......................................................................................
  Surrenders                            (6,561)       (19,125)      (73,245)     (102,670)
  .......................................................................................
  Net loan activity                         10             13        (8,703)      (72,872)
  .......................................................................................
  Cost of insurance                     (2,368)       (18,488)      (16,817)      (37,044)
  .......................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        70,426        634,516     1,129,315     2,301,998
  .......................................................................................
  Total increase (decrease) in net
    assets                              12,222        814,535     1,540,845     2,943,423
  .......................................................................................
 NET ASSETS:
  Beginning of period                  348,344      1,684,172     1,592,144     3,447,307
 ----------------------------------------------------------------------------------------
  END OF PERIOD                       $360,566    $ 2,498,707   $ 3,132,989   $ 6,390,730
 ----------------------------------------------------------------------------------------

 For the Year Ended                 Growth         High Yield    International International
 December 31, 1997                  and Income     Sub-Account   Growth        Growth
                                    Sub-Account                  Sub-Account*  and Income
                                                                               Sub-Account*
 ----------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $    324,482   $   165,816     $  4,598      $ 10,865
  ................................
  Capital gains income                   789,799        19,228           --            --
  ................................
  Net realized gain (loss) on
    security transactions                 (3,845)        1,555           (3)          145
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  2,878,520       177,334       13,775        13,367
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                         3,988,956       363,933       18,370        24,377
  ................................
 UNIT TRANSACTIONS:
  Purchases                                   --            --        1,000         1,000
  ................................
  Net transfers                        8,374,826     1,399,456      298,426       346,481
  ................................
  Surrenders                            (532,447)      (72,741)      (2,846)       (3,498)
  ................................
  Net loan activity                     (152,771)        3,935       (5,512)       (5,432)
  ................................
  Cost of insurance                     (129,399)      (18,397)      (1,236)       (1,055)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       7,560,209     1,312,253      289,832       337,496
  ................................
  Total increase (decrease) in net
    assets                            11,549,165     1,676,186      308,202       361,873
  ................................
 NET ASSETS:
  Beginning of period                 12,952,264     1,691,798           --            --
 ----------------------------------------------------------------------------------------
  END OF PERIOD                     $ 24,501,429   $ 3,367,984     $308,202      $361,873
 ----------------------------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 SA-12  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 International   Money          New            New
 December 31, 1997                  New             Market         Opportunities  Value
                                    Opportunities   Sub-Account    Sub-Account    Sub-Account*
                                    Sub-Account*
 ---------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)         $  1,554     $    263,015   $         --     $     --
  ............................................................................................
  Capital gains income                       --               --             --           --
  ............................................................................................
  Net realized gain (loss) on
    security transactions                  (129)              --         24,784       (7,183)
  ............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   (31,210)              --      2,122,853       83,564
  ............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          (29,785)         263,015      2,147,637       76,381
  ............................................................................................
 UNIT TRANSACTIONS:
  Purchases                               1,000       24,471,594             --        1,000
  ............................................................................................
  Net transfers                         594,284      (25,898,707)     3,948,752      822,347
  ............................................................................................
  Surrenders                             (6,019)        (138,936)      (264,042)      (9,033)
  ............................................................................................
  Net loan activity                      (4,621)      (1,205,487)       (71,438)      (5,472)
  ............................................................................................
  Cost of insurance                      (2,249)         (47,389)       (64,510)      (3,509)
  ............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        582,395       (2,818,925)     3,548,762      805,333
  ............................................................................................
  Total increase (decrease) in net
    assets                              552,610       (2,555,910)     5,696,399      881,714
  ............................................................................................
 NET ASSETS:
  Beginning of period                        --        6,925,417      6,846,248           --
 ---------------------------------------------------------------------------------------------
  END OF PERIOD                        $552,610     $  4,369,507   $ 12,542,647     $881,714
 ---------------------------------------------------------------------------------------------

 For the Year Ended                 U.S. Government   Utilities     Vista          Voyager
 December 31, 1997                  and High          Growth        Sub-Account*   Sub-Account
                                    Quality Bond      and Income
                                    Sub-Account       Sub-Account
 ---------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)         $   41,593     $    50,859     $     33     $     18,916
  ................................
  Capital gains income                         --          69,354           --          407,658
  ................................
  Net realized gain (loss) on
    security transactions                   1,535           2,809       (8,009)           4,822
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                      23,755         341,948       42,243        2,153,271
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                             66,883         464,970       34,267        2,584,667
  ................................
 UNIT TRANSACTIONS:
  Purchases                                    --              --        1,000               --
  ................................
  Net transfers                           290,877         842,138      425,017        4,061,985
  ................................
  Surrenders                              (30,658)        (45,296)      (3,307)        (284,657)
  ................................
  Net loan activity                        43,121         (11,744)      (5,648)         (36,310)
  ................................
  Cost of insurance                        (5,318)        (12,723)      (1,403)         (71,377)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                          298,022         772,375      415,659        3,669,641
  ................................
  Total increase (decrease) in net
    assets                                364,905       1,237,345      449,926        6,254,308
  ................................
 NET ASSETS:
  Beginning of period                     597,953       1,061,582           --        7,312,570
 ---------------------------------------------------------------------------------------------
  END OF PERIOD                        $  962,858     $ 2,298,927     $449,926     $ 13,566,878
 ---------------------------------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 SA-13  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Notes to Financial Statements
December 31, 1998

1.  ORGANIZATION:

Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

C) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

D) TAX EXPENSE CHARGE -- The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%.

                            SA-14    PROSPECTUS

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with statutory accounting practices as described in Note 1.

                                          /s/ Arthur Andersen LLP

Hartford, Connecticut
January 26, 1999

                             F-1     PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
BALANCE SHEETS
(STATUTORY BASIS)
($000)
--------------------------------------------------------------------------------

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         1998          1997
                                                      -----------   -----------
 Assets
   Bonds...........................................   $ 1,453,792   $ 1,501,311
   Common stocks...................................        40,650        64,408
   Mortgage loans..................................        59,548        85,103
   Policy loans....................................        47,212        36,533
   Cash and short-term investments.................       469,955       309,432
   Other invested assets...........................         2,188        20,942
                                                      -----------   -----------
     Total cash and invested assets................     2,073,345     2,017,729
   Investment income due and accrued...............        20,126        15,878
   Premium balances receivable.....................           333           389
   Receivables from affiliates.....................            --         1,269
   Other assets....................................        45,358        22,788
   Separate account assets.........................    32,876,278    23,208,728
                                                      -----------   -----------
     Total Assets..................................   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------
 Liabilities
   Aggregate reserves for future benefits..........   $   579,140   $   605,183
   Policy and contract claims......................         5,667         5,672
   Liability for premium and other deposit funds...     2,011,672     1,795,149
   Asset valuation reserve.........................        21,782        13,670
   Payable to affiliates...........................        19,271        20,972
   Other liabilities...............................      (974,882)     (754,393)
   Separate account liabilities....................    32,876,278    23,208,728
                                                      -----------   -----------
     Total liabilities.............................    34,538,928    24,894,981
                                                      -----------   -----------
 Capital and Surplus
   Common stock....................................         2,500         2,500
   Gross paid-in and contributed surplus...........       226,043       226,043
   Unassigned funds................................       247,969       143,257
                                                      -----------   -----------
     Total capital and surplus.....................       476,512       371,800
                                                      -----------   -----------
 Total liabilities, capital and surplus............   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------

 The accompanying notes are an integral part of these statutory basis financial statements.

                             F-2     PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY BASIS)
($000)
--------------------------------------------------------------------------------

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Revenues
   Premiums and annuity considerations.............   $   469,343   $   296,645   $   250,244
   Annuity and other fund deposits.................     2,051,251     1,981,246     1,897,347
   Net investment income...........................       129,982       102,285        98,441
   Commissions and expense allowances on
    reinsurance ceded..............................       444,241       396,921       370,637
   Reserve adjustment on reinsurance ceded.........     3,185,590     3,672,076     3,864,395
   Other revenues..................................       458,190       288,632       161,906
                                                      -----------   -----------   -----------
     Total revenues................................     6,738,597     6,737,805     6,642,970
                                                      -----------   -----------   -----------
 Benefits and expenses
   Death and annuity benefits......................        43,390        66,176        60,194
   Disability and other benefit payments...........         6,114         7,316         6,555
   Surrenders......................................       739,663       454,417       270,165
   Commissions and other expenses..................       666,515       564,077       491,637
   Increase (Decrease) in aggregate reserves for
    future benefits................................       (26,043)       33,213        27,351
   Increase in liability for premium and other
    deposit funds..................................       216,523       640,006       207,156
   Net transfers to separate accounts..............     4,956,007     4,914,980     5,492,964
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,602,169     6,680,185     6,556,022
                                                      -----------   -----------   -----------
 Net gain from operations
   Before federal income tax (benefit) expense.....       136,428        57,620        86,948
   Federal income tax (benefit) expense............        35,887       (14,878)       19,360
                                                      -----------   -----------   -----------
 Net gain from operations..........................       100,541        72,498        67,588
   Net realized capital gains, after tax...........         2,085         1,544           407
                                                      -----------   -----------   -----------
 Net income........................................   $   102,626   $    74,042   $    67,995
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

 The accompanying notes are an integral part of these statutory basis financial statements.

                             F-3     PROSPECTUS

Hartford Life and Annuity Insurance Company
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY BASIS)
($000)
--------------------------------------------------------------------------------

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Common stock,
   Beginning and end of year.......................   $     2,500   $     2,500   $     2,500
                                                      -----------   -----------   -----------
 Gross paid-in and contributed surplus,
   Beginning and end of year.......................   $   226,043   $   226,043   $   226,043
                                                      -----------   -----------   -----------
 Unassigned funds
   Balance, beginning of year......................   $   143,257   $    74,570   $     9,791
   Net income......................................       102,626        74,042        67,995
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets.....         1,688         2,186        (5,171)
   Change in asset valuation reserve...............        (8,112)       (6,228)          568
   Change in non-admitted assets...................        (1,277)       (1,313)        1,387
   Credit on reinsurance ceded.....................         9,787            --            --
                                                      -----------   -----------   -----------
   Balance, end of year............................   $   247,969   $   143,257   $    74,570
                                                      -----------   -----------   -----------
 Capital and surplus,
   End of year.....................................   $   476,512   $   371,800   $   303,113
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

 The accompanying notes are an integral part of these statutory basis financial statements.

                             F-4     PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY BASIS)
($000)
--------------------------------------------------------------------------------

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Operations
   Premiums and annuity considerations.............   $ 2,520,655   $ 2,277,874   $ 2,147,627
   Investment income...............................       127,425       101,991       106,178
   Other income....................................     4,092,964     4,381,718     4,396,892
                                                      -----------   -----------   -----------
     Total income..................................     6,741,044     6,761,583     6,650,697
                                                      -----------   -----------   -----------
   Benefits paid...................................       790,051       529,733       338,998
   Federal income taxes (received) paid on
    operations.....................................        25,780       (14,499)       28,857
   Other expenses..................................     5,859,063     5,754,725     6,254,139
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,674,894     6,269,959     6,621,994
                                                      -----------   -----------   -----------
     Net cash from operations......................        66,150       491,624        28,703
                                                      -----------   -----------   -----------
 Proceeds from investments
   Bonds...........................................       633,926       614,413       871,019
   Common stocks...................................        34,010        11,481        72,100
   Mortgage loans..................................        85,275            --            --
   Other...........................................           127           152            10
                                                      -----------   -----------   -----------
     Net investment proceeds.......................       753,338       626,046       943,129
                                                      -----------   -----------   -----------
   Taxes paid on capital gains.....................            --            --           936
   Other cash provided.............................         1,269            --        41,998
                                                      -----------   -----------   -----------
     Total proceeds................................       820,757     1,117,670     1,012,894
                                                      -----------   -----------   -----------
 Cost of investments acquired
   Bonds...........................................       586,913       848,267       914,523
   Common stocks...................................         7,012        28,302        82,495
   Mortgage loans..................................        59,702        85,103            --
   Other...........................................         1,168        18,548           130
                                                      -----------   -----------   -----------
     Total investments acquired....................       654,795       980,220       997,148
                                                      -----------   -----------   -----------
 Other cash applied
   Other...........................................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total other cash applied......................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total applications............................       660,234       985,068     1,009,368
                                                      -----------   -----------   -----------
 Net change in cash and short-term investments.....       160,523       132,602         3,526
 Cash and short-term investments, beginning of
  year.............................................       309,432       176,830       173,304
                                                      -----------   -----------   -----------
 Cash and short-term investments, end of year......   $   469,955   $   309,432   $   176,830
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

 The accompanying notes are an integral part of these statutory basis financial statements.

                             F-5     PROSPECTUS

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1998
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

  ORGANIZATION

Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Hartford Life and Annuity Insurance Company, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

  BASIS OF PRESENTATION

The accompanying ILA statutory basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC"), the State of Connecticut Department of Insurance and the State of Wisconsin for the 1996 period, as applicable. Certain prior year amounts and balances have been reclassified to conform with current year presentation.

Current prescribed statutory accounting practices include accounting publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by State Insurance Departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Final approval of the NAIC's proposed "Comprehensive Guide" on statutory accounting principles was distributed in 1998. The requirements are effective January 1, 2001, and are not expected to have a material impact on statutory surplus of the Company.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

                             F-6     PROSPECTUS

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits currently, or using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place, whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets; as well as, the accounting for retroactive reinsurance which is immediately charged to surplus for statutory accounting purposes whereas GAAP precludes immediate gain recognition unless the ceding enterprise's liability to its policyholders is extinguished; as well as reinsurance ceded that fails to meet GAAP risk transfer guidelines would result in deposit accounting for GAAP where as for statutory, reserves ceded and assumed would be reflected in the statutory basis statements of operations;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1998          1997          1996
                                     ------------  ------------  ------------
GAAP Net Income....................  $     74,525  $     58,050  $     41,202
Amortization and deferral of policy
 acquisition costs, net............      (331,882)     (345,657)     (341,571)
Change in unearned revenue
 reserve...........................        22,131         4,641        55,504
Deferred taxes.....................         2,476        47,092         2,090
Separate accounts..................       259,287       282,818       306,978
Asset impairments and write-
 downs.............................        17,250            --            --
Benefit reserve adjustment.........        32,759        24,666        (1,013)
Deposit accounting for Lyndon
 reinsurance (Note 3)..............        24,627            --            --
Other, net.........................         1,453         2,432         4,805
                                     ------------  ------------  ------------
Statutory Net Income...............  $    102,626  $     74,042  $     67,995
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------
GAAP Capital and Surplus...........  $    648,097  $    570,469  $    503,887
Deferred policy acquisition
 costs.............................    (1,615,653)   (1,283,771)     (938,114)
Unearned revenue reserve...........       156,920       134,789       130,148
Deferred taxes.....................        68,936        64,522        12,823
Separate accounts..................     1,183,642       924,355       640,101
Asset impairments and write-
 downs.............................        17,250            --            --
Unrealized gains on bonds..........       (26,119)      (21,451)       (7,978)
Benefit reserve adjustment.........        65,029        16,378         7,035
Asset valuation reserve............       (21,782)      (13,670)       (7,442)
Adjustment relating to Lyndon
 contribution (Note 3).............            --       (23,671)      (36,126)
Other, net.........................           192         3,850        (1,221)
                                     ------------  ------------  ------------
Statutory Capital and Surplus......  $    476,512  $    371,800  $    303,113
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------

As more fully described in Note 3, Lyndon Insurance Company (Lyndon) was contributed to the Company on June 30, 1995. The GAAP net assets contributed exceeded the statutory basis net assets by $41,277 as of December 31, 1995, relating primarily to statutory reserves for future benefits, GAAP deposit accounting receivables and deferred tax liabilities. In 1998, the majority of the former Lyndon's assumed business was recaptured by the unaffiliated direct writer.

  AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of

                             F-7     PROSPECTUS
these contracts are reported in the statutory basis statements of operations.

  INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

The Company uses a variety of derivative financial instruments as part of an overall risk management strategy. These instruments, including interest rate and foreign currency swaps, caps, and floors are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. Derivatives must be designated at inception as a hedge measured for effectiveness both at inception and on an ongoing basis. The Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated.

Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to net investment income. Should the swap be terminated the gains or losses are adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the statutory basis statements of operations while the change in market value is recognized as an unrealized gain or loss. Foreign currency swaps are similar to interest rate swaps except there is an initial exchange of principal in two currencies and an agreement to re-exchange the currencies at a future date, at an agreed upon exchange rate.

Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

Derivatives used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivatives which fail to meet risk management criteria subsequent to acquisition, are accounted for at fair market value with the impact reflected in the statutory basis statements of operations.

Open forward commitment contracts are marked to market through surplus. Such contracts are accounted for at settlement by recording the purchase of specified securities at the previously committed price. Gains or losses resulting from termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the statutory basis statements of operations as a component of Net Realized Capital Gains, after tax.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased $8,112 and $6,228 in 1998 and 1997, respectively and decreased $(568) in 1996. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the mortgage loan or bond sold. The IMR balance as of December 31, 1998 and December 31, 1997 was $452 and $(193), respectively and is reflected in Other Liabilities and as a component of non-admitted assets in Unassigned Funds for each of the years then ended. For the years ended December 31, 1998, 1997 and 1996, amortization of IMR is included in Other Revenues and was $(207), $(85) and $(392), respectively. Realized capital gains and losses, net of taxes not included in IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

  OTHER LIABILITIES

The amount reflected in other liabilities includes a receivable from the separate accounts of $1,187 million and $923 million as of December 31, 1998 and 1997, respectively. The balances are classified in accordance with NAIC prescribed practices.

  MORTGAGE LOANS

Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools.

                             F-8     PROSPECTUS

2. INVESTMENTS:

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                       1998       1997       1996
                                     ---------  ---------  ---------
Interest income from bonds and
 short-term investments............  $ 123,370  $ 100,475  $  89,940
Interest income from policy
 loans.............................      3,133      1,958      1,846
Interest and dividends from other
 investments.......................      4,482      1,005      7,864
                                     ---------  ---------  ---------
Gross investment income............    130,985    103,438     99,650
Less: investment expenses..........      1,003      1,153      1,209
                                     ---------  ---------  ---------
Net investment income..............  $ 129,982  $ 102,285  $  98,441
                                     ---------  ---------  ---------
                                     ---------  ---------  ---------

  (B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                      1998       1997       1996
                                    ---------  ---------  ---------
Gross unrealized capital gains....  $   2,204  $     537  $     713
Gross unrealized capital losses...     (1,871)    (1,820)    (4,160)
                                    ---------  ---------  ---------
Net unrealized capital
 (losses)/gains...................        333     (1,283)    (3,447)
Balance, beginning of year........     (1,283)    (3,447)     1,724
                                    ---------  ---------  ---------
Change in net unrealized capital
 gains (losses) on Common
 stocks...........................  $   1,616  $   2,164  $  (5,171)
                                    ---------  ---------  ---------
                                    ---------  ---------  ---------

  (C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                    1998       1997       1996
                                  ---------  ---------  ---------
Gross unrealized capital
 gains..........................  $  10,905  $  23,357  $  11,821
Gross unrealized capital
 losses.........................       (833)    (1,906)    (3,842)
                                  ---------  ---------  ---------
Net unrealized capital gains....     10,072     21,451      7,979
Balance, beginning of year......     21,451      7,979     20,877
                                  ---------  ---------  ---------
Change in net unrealized capital
 gains on bonds and short-term
 investments....................  $ (11,379) $  13,472  $ (12,898)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

  (D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                        1998       1997       1996
                                      ---------  ---------  ---------
Bonds and short-term investments....  $   1,314  $    (120) $   2,756
Common stocks.......................      1,624         --         --
Real estate and other...............         (1)       114         --
                                      ---------  ---------  ---------
Realized capital (losses) gains.....      2,937         (6)     2,756
Capital gains (benefit) tax.........         --       (831)       936
                                      ---------  ---------  ---------
Net realized capital gains..........      2,937        825      1,820
Amounts transferred to IMR..........        852       (719)     1,413
                                      ---------  ---------  ---------
Net realized capital gains..........  $   2,085  $   1,544  $     407
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

  (E) OFF-BALANCE SHEET INVESTMENTS

The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1998.
  (F) CONCENTRATION OF CREDIT RISK

The Company has invested in securities of a single issuer, Bankers Trust Corporation, in an amount greater than 10% of the Company's statutory capital and surplus. The statement value of this investment was $105,221 as of December 31, 1998. The NAIC ratings on these holdings were 1z and 2. Excluding this and U.S. government and government agency investments, the Company had no other significant concentrations of credit risk as of December 31, 1998.

  (G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                         1998
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $   4,982    $    35       $  (2)     $    5,015
  -- Guaranteed and sponsored -- asset-backed....................     75,615         --          --          75,615
States, municipalities and political subdivisions................     10,402        415          --          10,817
International governments........................................      7,466        568          --           8,034
Public utilities.................................................     94,475      1,330         (39)         95,766
All other corporate..............................................    607,679      8,473        (792)        615,360
All other corporate -- asset-backed..............................    505,900         --          --         505,900
Short-term investments...........................................    343,783         --          --         343,783
Certificates of deposit..........................................    130,216         84          --         130,300
Parents, subsidiaries and affiliates.............................    117,057         --          --         117,057
                                                                   ----------  ----------     -----      ----------
Total bonds and short-term investments...........................  $1,897,575   $10,905       $(833)     $1,907,647
                                                                   ----------  ----------     -----      ----------
                                                                   ----------  ----------     -----      ----------

                             F-9     PROSPECTUS

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $ 4,933      $  290      $   (50)     $ 5,173
    Common stock -- affiliated...................................    35,384       1,914       (1,821)      35,477
                                                                   ---------   ----------   ----------   ----------
    Total common stocks..........................................   $40,317      $2,204      $(1,871)     $40,650
                                                                   ---------   ----------   ----------   ----------
                                                                   ---------   ----------   ----------   ----------

                                                                                         1997
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $  11,114    $    55      $   (51)    $   11,118
  -- Guaranteed and sponsored -- asset-backed....................     55,506      1,056         (269)        56,293
States, municipalities and political subdivisions................     26,404        329           --         26,733
International governments........................................      7,609        500           --          8,109
Public utilities.................................................     73,024        754         (132)        73,646
All other corporate..............................................    517,715     14,110         (704)       531,121
All other corporate -- asset-backed..............................    630,069      5,005         (739)       634,335
Short-term investments...........................................    277,330         33           (8)       277,355
Certificates of deposit..........................................     93,770      1,515           (3)        95,282
Parents, subsidiaries and affiliates.............................     86,100         --           --         86,100
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,778,641   $23,357      $(1,906)    $1,800,092
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $30,307       $537       $    --      $30,844
    Common stock -- affiliated...................................    35,384         --        (1,820)      33,564
                                                                   ---------     -----      ----------   ----------
    Total common stocks..........................................   $65,691       $537       $(1,820)     $64,408
                                                                   ---------     -----      ----------   ----------
                                                                   ---------     -----      ----------   ----------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1998 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on ILA's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                      AMORTIZED     ESTIMATED
             MATURITY                    COST       FAIR VALUE
-----------------------------------  ------------  ------------
One year or less...................  $   788,845   $    792,826
Over one year through five years...      689,025        692,811
Over five years through ten
 years.............................      308,661        310,357
Over ten years.....................      111,044        111,653
                                     ------------  ------------
Total..............................  $ 1,897,575   $  1,907,647
                                     ------------  ------------
                                     ------------  ------------

Proceeds from sales and maturities of investments in bonds and short-term investments during 1998, 1997 and 1996 were $1,354,563, $1,435,820 and
$1,139,073, respectively, resulting in gross realized gains of $1,705, $964 and $3,675, respectively, and gross realized losses of $391, $1,084 and $919, respectively, before transfers to IMR.

  (H) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                1998                        1997
                                     --------------------------  --------------------------
                                       CARRYING     ESTIMATED      CARRYING     ESTIMATED
                                        AMOUNT      FAIR VALUE      AMOUNT      FAIR VALUE
                                     ------------  ------------  ------------  ------------
Assets
  Bonds and short-term
   investments.....................  $     1,898   $     1,908   $     1,779   $     1,800
  Common stocks....................           41            41            64            64
  Policy loans.....................           47            47            37            37
  Mortgage loans...................           60            60            85            85
  Other invested assets............            2             2            21            21
Liabilities
  Liabilities on investment
   contracts.......................  $     2,053   $     2,129   $     1,911   $     1,835

The estimated fair value of bonds and short-term investments was determined by the Company primarily using NAIC market values. The carrying amounts for policy loans approximates fair value. The fair value of mortgage loans was determined by discounting future

                            F-10     PROSPECTUS
expected cash flows using interest rates currently being offered for similar loans. The fair value of liabilities on investment contracts is determined by forecasting future cash flows and discounting the forecasted cash flows at current market interest rates.

3. AGGREGATE RESERVES FOR FUTURE BENEFITS

The Company's existing reserves consist of life, health, annuity and supplementary contracts. The Company cedes and assumes insurance to and from non-affiliated insurers in order to limit its maximum loss. Such transfers do not relieve the Company or the unaffiliated reinsured of their primary liabilities. The Company cedes to RGA Reinsurance Company and its affiliate Employers Reassurance Corporation, on a modified coinsurance basis, 80% of the variable annuity business written since 1994 and 100% of the variable life and variable universal life excess sales load refund obligation effective 1998. There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 1998 and 1997.

A summary of reinsurance information as of and for the years ended December 31, follows:

1998                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    483,328  $    24,954   $    (38,939) $    469,343
Death, Annuity, Disability and
 Other Benefits....................  $     64,331  $     1,574   $    (16,401) $     49,504
Surrenders.........................  $    739,663  $        --   $         --  $    739,663
Aggregate Reserves for Future
 Benefits..........................  $    713,425  $        --   $   (134,285) $    579,140
Policy and Contract Claims.........  $      5,895  $        85   $       (313) $      5,667


1997                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    266,427  $    51,630   $    (21,412) $    296,645
Death, Annuity, Disability and
 Other Benefits....................  $     79,779  $       839   $     (7,126) $     73,492
Surrenders.........................  $    454,417  $        --   $         --  $    454,417
Aggregate Reserves for Future
 Benefits..........................  $    651,820  $        --   $    (46,637) $    605,183
Policy and Contract Claims.........  $      5,861  $       157   $       (346) $      5,672

1996                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    226,612  $    33,817   $    (10,185) $    250,244
Death, Annuity, Disability and
 Other Benefits....................  $     34,950  $    35,138   $     (3,339) $     66,749
Surrenders.........................  $    270,165  $        --   $         --  $    270,165

In connection with the distribution described in Note 1, on June 30, 1995, the assets of Lyndon were contributed to the Company. The statutory basis assets in excess of statutory basis liabilities was approximately $112 million and was reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. In 1998, the majority of former Lyndon's assumed business was recaptured by the unaffiliated direct writer. A ceding commission of $25,622 and change in reserve of $26,404 for the year ended December 31, 1998, is reflected in Other Revenue and Increase/(Decrease) in Aggregate Reserves for Future Benefits in the statutory basis statements of operations, respectively.

Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1998 (including general and separate account liabilities) are as follows:

                                                        % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:       AMOUNT       TOTAL
---------------------------------------  -----------  ---------
With market value adjustment...........  $     4,563       0.0%
At book value less current surrender
 charge of 5% or more..................    1,378,056       4.1%
At market value........................   31,087,511      93.8%
                                         -----------  ---------
Total with adjustment or at market
 value.................................   32,470,130      97.9%
At book value without adjustment
 (minimal or no charge or
 adjustment)...........................      665,159       2.0%
Not subject to discretionary
 withdrawal............................       19,739       0.1%
                                         -----------  ---------
Reinsurance ceded......................   33,155,028
    Total, net.........................  $33,155,028
                                         -----------
                                         -----------

4. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, rental and service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

5. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated Federal income tax return. Federal income taxes (received) paid by the Company for operations and capital gains were $25,780, $(14,499) and $29,793 in 1998,

                            F-11     PROSPECTUS

1997 and 1996, respectively. The effective tax rate was 26%, (26)% and 22% in 1998, 1997 and 1996, respectively.

The Company is currently under audit by the Internal Revenue Service (IRS) for the three year tax period ending 1995. The audit is not yet complete. As of December 31, 1998, the Company does not currently expect any material adjustments to arise from this audit.

The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                            1998         1997         1996
                                            -----        -----        -----
Tax provision at U.S. Federal statutory
 rate..................................   $      48    $      20    $      30
Tax deferred acquisition costs.........          25           25           27
Statutory to tax reserve differences...           8            1           --
Unrealized gain on separate accounts...         (41)         (44)         (21)
Investments and other..................          (4)         (17)         (17)
                                                ---          ---          ---
Federal income tax (benefit) expense...   $      36    $     (15)   $      19
                                                ---          ---          ---
                                                ---          ---          ---

6. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1998, 1997 and 1996. The amount available for dividend in 1999 is $100,541.

7. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

HLI's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. HLI's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of affiliated group pension contracts. The cost to HLI was approximately $9,000 in 1998 and $7,000 in both 1997 and 1996.

HLI also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of HLI's employees may become eligible for these benefits upon retirement. HLI's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average company contributions. HLI has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

8. SEPARATE ACCOUNTS:

The Company maintains separate account assets and liabilities totaling $32.9 billion and $23.2 billion as of December 31, 1998 and 1997, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $360 million, $252 million and $144 million in 1998, 1997 and 1996, respectively, and are recorded as a component of other revenues on the statutory basis statements of operations.

9. COMMITMENTS AND CONTINGENCIES:

As of December 31, 1998, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the statutory capital and surplus of the Company.

As discussed in Note 5, issues may potentially be raised by the IRS in future audits of open years. Management does not believe that possible audit adjustments will have a material effect on the statutory capital and surplus of the Company.

Under insurance guaranty fund laws in each state, insurers licensed to do business can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,043, $1,544 and $1,262 in 1998, 1997 and 1996, respectively. ILA incurred guaranteed fund expense of $548 in 1998, 1997 and 1996.

                            F-12     PROSPECTUS

                                    PART C

                               OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (b)  Principal Underwriting Agreement.(2)

     (c)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

     (d) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford (3) and Bylaws of
          Hartford.(2)

     (g)  Form of Reinsurance Contract.

     (h)  Form of Participation Agreement.

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Michael R. Winterfield, FSA, MAAA.

     (m)  Not Applicable.

     (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Power of Attorney.

     (s)  Organizational Chart.

--------------------------------

(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83652, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83652, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-83654, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on April 15, 1997.

Item 28.  Officers and Directors.

------------------------------------------------------------------------------
NAME, AGE                      POSITION WITH HARTFORD
------------------------------------------------------------------------------
Wendell J. Bossen              Vice President
------------------------------------------------------------------------------
Gregory A. Boyko               Senior Vice President, Director*
------------------------------------------------------------------------------
Peter W. Cummins               Senior Vice President
------------------------------------------------------------------------------
Timothy M. Fitch               Vice President & Actuary
------------------------------------------------------------------------------
Mary Jane B. Fortin            Vice President & Chief Accounting Officer
------------------------------------------------------------------------------
David T. Foy                   Senior Vice President & Treasurer
------------------------------------------------------------------------------
Lynda Godkin                   Senior Vice President, General Counsel, and
                               Corporate Secretary, Director*
------------------------------------------------------------------------------
Lois W. Grady                  Senior Vice President
------------------------------------------------------------------------------
Stephen T. Joyce               Vice President
------------------------------------------------------------------------------
Michael D. Keeler              Vice President
------------------------------------------------------------------------------
Robert A. Kerzner              Senior Vice President
------------------------------------------------------------------------------
Thomas M. Marra                Executive Vice President, Director*
------------------------------------------------------------------------------
Steven L. Matthiesen           Vice President
------------------------------------------------------------------------------
Craig R. Raymond               Senior Vice President and Chief Actuary
------------------------------------------------------------------------------
Lowndes A. Smith               President and Chief Executive Officer,
                               Director*
------------------------------------------------------------------------------
 David M. Znamierowski          Senior Vice President, Director*
------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999

---------------------------
  *  Denotes Board of Directors of Hartford.


Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit(s).

Item 30:  Indemnification

          Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

          The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful.
          Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they become subject by reason of being or having been employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

          The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

          Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under Article VIII, Section 2 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threatened to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.

          Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
          Account   II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Alpine Life Insurance Company VA - Separate Account One
          Alpine Life Insurance Company VL - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA Royal Life Insurance Company of America VA - Separate Account One Royal Life Insurance Company of America VL - Separate Account Two

          (b)  Directors and Officers of HSD

               Name and Principal             Positions and Offices
                Business Address                 With Underwriter
               ------------------             ---------------------
               Lowndes A. Smith         President and Chief Executive Officer, Director
               Thomas M. Marra          Executive Vice President, Director
               Robert A. Kerzner        Executive Vice President
               Lynda Godkin             Senior Vice President, General Counsel and
                                        Corporate Secretary, Director
               Peter W. Cummins         Senior Vice President
               David T. Foy             Treasurer
               George R. Jay            Controller

          Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the day of April 12, 1999.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

*By: David T. Foy                            *By: /s/ Marianne O'Doherty
     ------------------------------------         ----------------------
     David T. Foy, Senior Vice                     Marianne O'Doherty
     President & Treasurer                         Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By: David T. Foy
     ------------------------------------
     David T. Foy, Senior Vice
     President & Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice President, Director*
Lynda Godkin, Senior Vice President, General        *By: /s/ Marianne O'Doherty
   Counsel, & Corporate Secretary, Director*             ----------------------
Thomas M. Marra, Executive Vice                          Marianne O'Doherty
   President, Director*                                  Attorney-In-Fact
Lowndes A. Smith, President,
   Chief Executive Officer, Director*             Dated: April 12, 1999
David M. Znamierowski, Senior Vice President,
   Director*

                                 EXHIBIT INDEX


1.1  Form of Reinsurance Contract.

1.2  Form of Participation Agreement.

1.3 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.4  Opinion and Consent of Michael R. Winterfield, FSA, MAAA.

1.5  Consent of Arthur Andersen LLP, Independent Public Accountants.

1.6  Power of Attorney.

1.7  Organizational Chart.